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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 2-56846) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 56


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 58




                              VANGUARD INDEX TRUST
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON APRIL 21, 2000 PURSUANT TO PARAGRAPH (A) OF RULE 485.



                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

VANGUARD(R)
U.S. STOCK INDEX FUNDS


Prospectus
April 21, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.


VANGUARD TOTAL STOCK MARKET INDEX FUND

VANGUARD 500 INDEX FUND

VANGUARD EXTENDED MARKET INDEX FUND

VANGUARD MID-CAP INDEX FUND

VANGUARD SMALL-CAP INDEX FUND

VANGUARD VALUE INDEX FUND

VANGUARD SMALL-CAP VALUE INDEX FUND

VANGUARD GROWTH INDEX FUND

VANGUARD SMALL-CAP GROWTH INDEX FUND

[MEMBERS OF
THE VANGUARD GROUP LOGO}

VANGUARD U.S. STOCK INDEX FUNDS
Prospectus
April 21, 2000


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
1 AN INTRODUCTION TO INDEX FUNDS             33 INVESTMENT ADVISER

2 FUND PROFILES                              34 DIVIDENDS, CAPITAL GAINS,
                                                     AND TAXES
   2 VANGUARD TOTAL STOCK MARKET INDEX FUND  36 SHARE PRICE

   5 VANGUARD 500 INDEX FUND                 36 FINANCIAL HIGHLIGHTS

   8 VANGUARD EXTENDED MARKET INDEX FUND     42 INVESTING WITH VANGUARD

  11 VANGUARD MID-CAP INDEX FUND               42 SERVICES AND ACCOUNT FEATURES

  13 VANGUARD SMALL-CAP INDEX FUND             43 TYPES OF ACCOUNTS

  16 VANGUARD VALUE INDEX FUND                 44 BUYING SHARES

  19 VANGUARD SMALL-CAP VALUE INDEX FUND       46 REDEEMING SHARES

  22 VANGUARD GROWTH INDEX FUND                50 TRANSFERRING REGISTRATION

  25 VANGUARD SMALL-CAP GROWTH INDEX FUND      50 FUND AND ACCOUNT UPDATES

28 MORE ON THE FUNDS                         GLOSSARY (inside back cover)

33 THE FUNDS AND VANGUARD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objectives, risks, and strategies of Vanguard U.S. Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE

Each of the Vanguard U.S. Stock Index Funds offers two separate classes of shares: Investor and Institutional (except Vanguard 500 Index Fund, which offers only Investor Shares). Investor Shares, which have an investment minimum of $3,000 ($1,000 for IRAs), are offered by two separate prospectuses. This prospectus is intended for individual investors and institutional clients. There is also a prospectus for participants in employer-sponsored retirement plans, which you can obtain by calling Vanguard at 1-800-523-1188.
Institutional Shares have an investment minimum of $10 million and generally do not require special employee benefit plan services. Institutional Shares are offered by another prospectus, which you can obtain by calling Vanguard's Institutional Investor Group at 1-800-523-1036.
Note that the Funds' separate share classes have different expenses; as a result, their investment performances will vary.
--------------------------------------------------------------------------------





NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.
     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire U.S. stock market.
     Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHAT INDEX FUNDS DOES VANGUARD OFFER?

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's U.S. Stock Index Funds. There are nine such funds, each of which seeks to track a different segment of the U.S. stock market:

--------------------------------------------------------------------------------
FUND                                    SEEKS TO TRACK
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund  The overall stock market
Vanguard 500 Index Fund                 Large-cap stocks
Vanguard Extended Market Index Fund     Mid- and small-cap stocks
Vanguard Mid-Cap Index Fund             Mid-cap stocks
Vanguard Small-Cap Index Fund           Small-Cap stocks
Vanguard Value Index Fund               Large-cap value stocks
Vanguard Small-Cap Value Index Fund     Small-cap value stocks
Vanguard Growth Index Fund              Large-cap growth stocks
Vanguard Small-Cap Growth Index Fund    Small-cap growth stocks
--------------------------------------------------------------------------------

     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--VANGUARD TOTAL STOCK MARKET INDEX FUND

The following profile summarizes key features of Vanguard Total Stock Market Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Equity Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests in selected stocks that comprise the Index.

PRIMARY RISK
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee of 0.25% on purchases through 1995.


     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
                                                                    SINCE
                                    1 YEAR        5 YEARS         INCEPTION*
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index      .%             .%              .%
Fund**
Wilshire 5000 Index                    .              .               .
--------------------------------------------------------------------------------
*April 27, 1992.
**Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee of 0.25% on purchases through 1995.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                   None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None
      Account Maintenance Fee (for accounts under $10,000)  $2.50/quarter*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%

*The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are distributed quarterly in    $3,000; $1,000 for IRAs and custodial
March, June, September, and December;     accounts for minors
capital gains, if any, are distributed
annually in December                      NEWSPAPER ABBREVIATION
                                          TotSt
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,    VANGUARD FUND NUMBER
since inception                           085

INCEPTION DATE                            CUSIP NUMBER
April 27, 1992                            922908306

NET ASSETS AS OF DECEMBER 31, 1999        TICKER SYMBOL
$. billion                                VTSMX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD 500 INDEX FUND

The following profile summarizes key features of Vanguard 500 Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index, which is dominated by the stocks of large U.S. companies. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.


     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

6


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
                                    1 YEAR        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Vanguard 500 Index Fund*               .%            .%              .%
S&P 500 Index                          .             .               .
--------------------------------------------------------------------------------
*Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                   None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None
      Account Maintenance Fee (for accounts under $10,000)  $2.50/quarter*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%

*The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are distributed quarterly in    $3,000; $1,000 for IRAs and custodial
March, June, September, and December;     accounts for minors
capital gains, if any, are distributed
annually in December                      NEWSPAPER ABBREVIATION
                                          500
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,    VANGUARD FUND NUMBER
since inception                           040

INCEPTION DATE                            CUSIP NUMBER
August 31, 1976                           922908108

NET ASSETS AS OF DECEMBER 31, 1999        TICKER SYMBOL
$. billion                                VFINX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

8

FUND PROFILE--VANGUARD EXTENDED MARKET INDEX FUND

The following profile summarizes key features of Vanguard Extended Market Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- and small-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Equity Index, a broadly diversified index of stocks of medium-size and small U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests in selected stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee on purchses.


     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                        1 YEAR       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Vanguard Extended Market Index Fund*       .%           .%          .%
Wilshire 4500 Index                        .            .           .
--------------------------------------------------------------------------------
*Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, but do reflect the transaction fee of 0.25% on purchases.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                   None
      Transaction Fee on Purchases:                             0.25%*
      Sales Charge (Load) Imposed on Reinvested Dividends:        None
      Redemption Fee:                                             None
      Exchange Fee:                                               None
      Account Maintenance Fee (for accounts under $10,000)  $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                          .%
      12b-1 Distribution Fee:                                     None
      Other Expenses:                                               .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                        .%

*The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.
**The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

10


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS            MINIMUM INITIAL INVESTMENT
Distributed annually in December       $3,000; $1,000 for IRAs and custodial
                                       accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,      NEWSPAPER ABBREVIATION
Pa., since inception                   Extnd

INCEPTION DATE                         VANGUARD FUND NUMBER
December 21, 1987                      098

NET ASSETS AS OF DECEMBER 31, 1999     CUSIP NUMBER
$. billion                             922908207

SUITABLE FOR IRAS                      TICKER SYMBOL
Yes                                    VEXMX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD MID-CAP INDEX FUND

The following profile summarizes key features of Vanguard Mid-Cap Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
The return figure does not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                        1 YEAR       SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Mid-Cap Index Fund**            .%                .%
S&P's MidCap 400 Index                   .                 .
--------------------------------------------------------------------------------
*May 21, 1998.
**Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.
--------------------------------------------------------------------------------

12


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                        None
      Transaction Fee on Purchases:                                    None
      Sales Charge (Load) Imposed on Reinvested Dividends:             None
      Redemption Fee:                                                  None
      Exchange Fee:                                                    None
      Account Maintenance Fee (for accounts under $10,000)         $10/year*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%


*The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS            MINIMUM INITIAL INVESTMENT
Distributed annually in December       $3,000; $1,000 for IRAs and custodial
                                       accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,      NEWSPAPER ABBREVIATION
Pa., since inception                   MidCp

INCEPTION DATE                         VANGUARD FUND NUMBER
May 21, 1998                           859

NET ASSETS AS OF DECEMBER 31, 1999     CUSIP NUMBER
$. million                             922908843

SUITABLE FOR IRAS                      TICKER SYMBOL
Yes                                    VIMSX
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD SMALL-CAP INDEX FUND

The following profile summarizes key features of Vanguard Small-Cap Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Small Stock Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests in selected stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee on purchases.


     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

14


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                        1 YEAR       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund*            .%           .%          .%
Russell 2000 Index                        .            .           .
--------------------------------------------------------------------------------
*Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, but do reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                  0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None
      Account Maintenance Fee (for accounts under $10,000)        $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%

     *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.
    **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS            MINIMUM INITIAL INVESTMENT
Distributed annually in December       $3,000; $1,000 for IRAs and custodial
                                       accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,      NEWSPAPER ABBREVIATION
Pa., since inception                   SmCap

INCEPTION DATE                         VANGUARD FUND NUMBER
October 3, 1960                        048

NET ASSETS AS OF DECEMBER 31, 1999     CUSIP NUMBER
$. billion                             922908702

SUITABLE FOR IRAS                      TICKER SYMBOL
Yes                                    NAESX
--------------------------------------------------------------------------------

16

FUND PROFILE--VANGUARD VALUE INDEX FUND

The following profile summarizes key features of Vanguard Value Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ---------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.


     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                     SINCE
                                         1 YEAR       5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
Vanguard Value Index Fund**               .%             .%            .%
S&P 500/BARRA Value Index                 .              .             .
--------------------------------------------------------------------------------
*November 2, 1992.
**Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                   None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None
      Account Maintenance Fee (for accounts under $10,000)   $2.50/quarter*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%


*The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

18


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are distributed quarterly in    $3,000; $1,000 for IRAs and custodial
March, June, September, and December;     accounts for minors
capital gains, if any, are distributed
annually in December                      NEWSPAPER ABBREVIATION
                                          Value
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,    VANGUARD FUND NUMBER
since inception                           006

INCEPTION DATE                            CUSIP NUMBER
November 2, 1992                          922908405

NET ASSETS AS OF DECEMBER 31, 1999        TICKER SYMBOL
$. billion                                VIVAX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD SMALL-CAP VALUE INDEX FUND

The following profile summarizes key features of Vanguard Small-Cap Value Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
The return figure does not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee on purchases.

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

20


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                             1 YEAR       SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Value Index Fund**         .%                 .%
S&P's SmallCap 600/BARRA Value Index          .                  .
--------------------------------------------------------------------------------
*May 21, 1998.
**Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, but do reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                  0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None
      Account Maintenance Fee (for accounts under $10,000)        $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%


*The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.
**The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS            MINIMUM INITIAL INVESTMENT
Distributed annually in December       $3,000; $1,000 for IRAs and custodial
                                       accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,      NEWSPAPER ABBREVIATION
Pa., since inception                   SmVal

INCEPTION DATE                         VANGUARD FUND NUMBER
May 21, 1998                           860

NET ASSETS AS OF DECEMBER 31, 1999     CUSIP NUMBER
$. million                             922908793

SUITABLE FOR IRAS                      TICKER SYMBOL
Yes                                    VISVX
--------------------------------------------------------------------------------

22

FUND PROFILE--VANGUARD GROWTH INDEX FUND

The following profile summarizes key features of Vanguard Growth Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

- Nondiversification risk, which is the chance that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because the Fund invests a greater percentage of its assets in the stocks of fewer companies as compared with other mutual funds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.


     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                               SINCE
                                   1 YEAR       5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
Vanguard Growth Index Fund**         .%           .%            .%
S&P 500/BARRA Growth Index           .            .             .
--------------------------------------------------------------------------------
*November 2, 1992.
**Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                   None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None
      Account Maintenance Fee (for accounts under $10,000)   $2.50/quarter*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%


*The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

24


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are distributed quarterly in    $3,000; $1,000 for IRAs and custodial
March, June, September, and December;     accounts for minors
capital gains, if any, are distributed
annually in December                      NEWSPAPER ABBREVIATION
                                          Growth
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,    VANGUARD FUND NUMBER
since inception                           009

INCEPTION DATE                            CUSIP NUMBER
November 2, 1992                          922908504

NET ASSETS AS OF DECEMBER 31, 1999        TICKER SYMBOL
$. billion                                VIGRX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD SMALL-CAP GROWTH INDEX FUND

The following profile summarizes key features of Vanguard Small-Cap Growth Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
The return figure does not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee on purchases.

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

26


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                           1 YEAR       SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Growth Index Fund**       .%                 .%
S&P's SmallCap 600/BARRA Growth Index        .                  .
--------------------------------------------------------------------------------
*May 21, 1998.
**Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, but do reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                  0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None
      Account Maintenance Fee (for accounts under $10,000)        $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%

*The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.
**The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS            MINIMUM INITIAL INVESTMENT
Distributed annually in December       $3,000; $1,000 for IRAs and custodial
                                       accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,      NEWSPAPER ABBREVIATION
Pa., since inception                   SmGth

INCEPTION DATE                         VANGUARD FUND NUMBER
May 21, 1998                           861

NET ASSETS AS OF DECEMBER 31, 1999     CUSIP NUMBER
$.million                              922908827

SUITABLE FOR IRAS                      TICKER SYMBOL
Yes                                    VISGX
--------------------------------------------------------------------------------

28

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard U.S. Stock Index Funds.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:

- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.

- Relative consistency. Index funds typically match the performance of relevant market benchmarks more closely than comparable actively managed funds do.
- Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.
- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of taxable capital gains--is usually very low.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select stocks.
     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as Vanguard 500 Index Fund) would invest about 5% of its assets in that company. The 500, Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.
     Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, includes more than 7,200 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in a representative sample of stocks from their target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Total Stock Market Index Fund would invest about 10% of its assets in some--but not all--of those utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.

     The following table shows the number of stocks held by each of the Funds as of December 31, 1999.

--------------------------------------------------------------------------------
FUND                NUMBER OF STOCKS HELD      NUMBER OF STOCKS IN TARGET INDEX
--------------------------------------------------------------------------------
Total Stock Market            .                              .
500                           .                              .
Extended Market               .                              .
Mid-Cap                       .                              .
Small-Cap                     .                              .
Value                         .                              .
Small-Cap Value               .                              .
Growth                        .                              .
Small-Cap Growth              .                              .
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book values. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------



ADDITIONAL RISK INFORMATION

[FLAG] EACH FUND IS SUBJECT TO MARKET RISK,  WHICH IS THE POSSIBILITY THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

30

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which--in addition to being the target index for Vanguard 500 Index Fund--is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1999)
--------------------------------------------------------------------------------
                    1 YEAR      5 YEARS        10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best                 54.2%       28.6%           19.9%          17.9%
Worst               -43.1       -12.4            -0.9            3.1
Average              13.2        11.0            11.1           11.1
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any Fund in particular.

     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes for the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the S&P 500 Index's stocks. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

[FLAG] THE FUNDS ARE ALSO SUBJECT, IN VARYING DEGREES, TO INVESTMENT STYLE RISK,
     WHICH IS THE POSSIBILITY THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.



RISK OF NONDIVERSIFICATION
[FLAG] As index funds, each of the Vanguard U.S. Stock Index Funds holds the largest stocks in its target index in approximately the same percentages as those stocks are represented in its index. When a target index becomes less diversified, a Fund which tracks that index similarly becomes less diversified. This has happened to Vanguard Growth Index Fund. Due to the rapid appreciation of certain stocks in its target index, the Fund's top four holdings, as of the date of this prospectus, represent more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not.

Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.
     In the unlikely event that the target index of any other Vanguard U.S. Stock Index Fund becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------


TRANSACTION FEES AND ACCOUNT MAINTENANCE FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund. All transaction fees are paid directly into the fund itself (unlike the sales charge or load imposed by many fund companies, which ends up in the pocket of the sponsor, adviser, or sales representative). Without transaction fees, some index funds would have trouble tracking their target indexes.
     In addition, Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate the costs of maintaining accounts more equitably among shareholders. For funds that distribute dividends quarterly, the account maintenance fee is $2.50 per quarter, deducted from the quarterly dividend, which usually is distributed during the last two weeks of each calendar quarter. For funds that distribute dividends annually, the account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a non-taxable account). If you are due a dividend that is less than the fee, fractional shares will be automatically redeemed to make up the difference.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Funds have adopted the following policies, among others, designed to discourage short-term trading:

32

- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Four of the Funds (Extended Market, Small-Cap, Small-Cap Value, and Small-Cap Growth) charge a transaction fee on purchases.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Telephone and online exchanges are not permitted for non-IRA accounts.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds) because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index. The turnover rate of each Fund for each of the last five years (or the life of the Fund, if shorter) is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately .%; for all domestic stock funds, the average turnover rate was approximately .%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)
--------------------------------------------------------------------------------


INVESTMENT POLICIES

Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.
     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.
     Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).
     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of that Fund's total assets.

The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


THE FUNDS AND VANGUARD


The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All of the funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Funds' adviser through its Core Management Group. As of December 31,

34


1999, Vanguard served as adviser for about $. in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended December 31, 1999, the Funds paid advisory fees at an effective annual rate (applied to the average daily net assets of each Fund) of .%.
     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISER

The individual responsible for overseeing each Fund's investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------





DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- State and local income taxes may apply to any dividend or capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not provide us with your correct taxpayer identification number and certify that it is correct. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

36


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


              NET ASSET VALUE =    TOTAL ASSETS - LIABILITIES
                                 -------------------------------
                                   NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are TOTST, 500, EXTND, MIDCP, SMCAP, VALUE, SMVAL, GROWTH, and SMGTH.



FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.









"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Total Stock Market Index Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $. per share. During the year, the Fund earned $. per share from investment income (interest and dividends) and $. per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $. per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($. per share) minus the distributions ($. per share) resulted in a share price of $. at the end of the year. This was an increase of $. per share (from $. at the beginning of the year to $. at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was .% for the year.

As of December 31, 1999, the Fund had $. billion in net assets. For the year, its expense ratio was .% ($. per $1,000 of net assets); and net investment income amounted to .% of its average net assets. It sold and replaced securities valued at .% of its net assets.
--------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------
                                                       VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                             YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $22.64       $17.77       $15.04       $11.37
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           .336         .319          .29          .29
 Net Realized and Unrealized Gain (Loss)
   on Investments                                .          4.898        5.143         2.84         3.75
                                           ---------------------------------------------------------------
   Total from Investment Operations              .          5.234        5.462         3.13         4.04
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (.329)       (.322)        (.29)        (.28)
 Distributions from Realized Capital Gains       .          (.125)       (.270)        (.11)        (.09)
                                           ---------------------------------------------------------------
   Total Distributions                           .          (.454)       (.592)        (.40)        (.37)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.         $27.42       $22.64       $17.77       $15.04
==========================================================================================================
TOTAL RETURN*                                   .%         23.26%       30.99%       20.96%       35.79%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.         $9,308       $5,092       $3,531       $1,571
 Ratio of Total Expenses to Average Net Assets  .%          0.20%        0.20%        0.22%        0.25%
 Ratio of Net Investment Income to Average
   Net Assets                                   .%          1.44%        1.65%        1.86%        2.14%
 Turnover Rate                                  .%             3%           2%           3%           3%
==========================================================================================================
*Total  return  figures do not reflect the 0.25%  transaction  fee on purchases through 1995 or the annual account maintenance fee of $10.

38

----------------------------------------------------------------------------------------------------------
                                                                 VANGUARD 500 INDEX FUND
                                                                 YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $90.07       $69.17       $57.60       $42.97
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           1.33         1.31         1.28         1.22
 Net Realized and Unrealized Gain (Loss)
   on Investments                                .          24.30        21.50        11.82        14.76
                                           ---------------------------------------------------------------
   Total from Investment Operations              .          25.63        22.81        13.10        15.98
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (1.33)       (1.32)       (1.28)       (1.22)
 Distributions from Realized Capital Gains       .           (.42)        (.59)        (.25)        (.13)
                                           ---------------------------------------------------------------
   Total Distributions                           .          (1.75)       (1.91)       (1.53)       (1.35)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.        $113.95       $90.07       $69.17       $57.60
==========================================================================================================
TOTAL RETURN*                                   .%         28.62%       33.19%       22.88%       37.45%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.        $74,229      $49,358      $30,332      $17,372
 Ratio of Total Expenses to Average Net Assets  .%          0.18%        0.19%        0.20%        0.20%
 Ratio of Net Investment Income to Average
   Net Assets                                   .%          1.35%        1.66%        2.04%        2.38%
 Turnover Rate**                                .%             6%           5%           5%           4%
==========================================================================================================
* Total return figures do not reflect the annual account maintenance fee of $10.
**Turnover rates excluding in-kind redemptions were 3%, 2%, 2%, 4%, and .%, respectively.



----------------------------------------------------------------------------------------------------------
                                                                 VANGUARD EXTENDED MARKET INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $30.76       $26.20       $24.07       $18.52
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           .388         .351          .34          .30
 Net Realized and Unrealized Gain (Loss)
   on Investments                                .          2.025        6.479         3.85         5.95
                                           ---------------------------------------------------------------
   Total from Investment Operations              .          2.413        6.830         4.19         6.25
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (.373)       (.360)        (.34)        (.30)
 Distributions from Realized Capital Gains       .         (2.170)      (1.910)       (1.72)        (.40)
                                           ---------------------------------------------------------------
   Total Distributions                           .         (2.543)      (2.270)       (2.06)        (.70)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.         $30.63       $30.76       $26.20       $24.07
==========================================================================================================
TOTAL RETURN*                                    .%          8.32%       26.73%       17.65%       33.80%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.         $2,939       $2,723       $2,099       $1,523
 Ratio of Total Expenses to Average Net Assets   .%          0.23%        0.23%        0.25%        0.25%
 Ratio of Net Investment Income to Average
   Net Assets                                    .%          1.21%        1.30%        1.42%        1.51%
 Turnover Rate                                   .%            27%          15%          22%          15%
==========================================================================================================
* Total return figures do not reflect transaction fees on purchases (0.25% after October 31, 1997; 0.5% from
1995 through October 31, 1997) or the annual account maintenance fee of $10.

----------------------------------------------------------------------------------------------------------
                                                                 VANGUARD MID-CAP INDEX FUND
                                                                     YEAR ENDED      APR.20* TO
                                                                  DEC. 31, 1999    DEC. 31,1998
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $.                 $10.00
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 .                   .053
 Net Realized and Unrealized Gain (Loss)on Investments                 .                   .840
                                                                 -----------------------------------------
   Total from Investment Operations                                    .                   .893
                                                                 -----------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                  .                  (.053)
 Distributions from Realized Capital Gains                             .                  (.050)
                                                                 -----------------------------------------
   Total Distributions                                                 .                  (.103)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $.                 $10.79
==========================================================================================================
TOTAL RETURN**                                                        .%                  8.55%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $.                   $206
 Ratio of Total Expenses to Average Net Assets                        .%                 0.25%+
 Ratio of Net Investment Income to Average Net Assets                 .%                 1.19%+
 Turnover Rate                                                        .%                    44%
==========================================================================================================
* Subscription period for the Fund was April 20, 1998 to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total return does not reflect the 0.25% transaction fee on purchases imposed prior to March 1, 1999, or the annual account maintenance fee of $10.
+ Annualized.



----------------------------------------------------------------------------------------------------------
                                                                 VANGUARD SMALL-CAP INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $23.75       $20.23       $18.61       $14.99
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           .311         .277          .26          .24
 Net Realized and Unrealized Gain (Loss)
   on Investments                                .         (1.007)       4.632         3.07         4.06
                                            ---------------------------------------------------------------
   Total from Investment Operations              .          (.696)       4.909         3.33         4.30
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (.304)       (.274)        (.27)        (.23)
 Distributions from Realized Capital Gains       .         (1.550)      (1.115)       (1.44)        (.45)
                                           ---------------------------------------------------------------
   Total Distributions                           .         (1.854)      (1.389)       (1.71)        (.68)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.         $21.20       $23.75       $20.23       $18.61
==========================================================================================================
TOTAL RETURN*                                   .%         -2.61%       24.59%       18.12%       28.74%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.         $2,768       $2,652       $1,713         $971
 Ratio of Total Expenses to Average Net Assets  .%          0.24%        0.23%        0.25%        0.25%
 Ratio of Net Investment Income to Average
   Net Assets                                   .%          1.39%        1.38%        1.51%        1.58%
 Turnover Rate                                  .%            35%          29%          28%          28%
==========================================================================================================
* Total return figures do not reflect transaction fees on purchases (0.5% after  1996; 1.0% from 1993 through 1996) or the annual account maintenance fee of $10.

40


----------------------------------------------------------------------------------------------------------
                                                                    VANGUARD VALUE INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $20.85       $17.02       $14.79       $11.12
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           .366          .38          .37          .41
 Net Realized and Unrealized Gain (Loss)
   on Investments                                .          2.647         4.57         2.81         3.66
                                           ---------------------------------------------------------------
   Total from Investment Operations              .          3.013         4.95         3.18         4.07
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (.363)        (.37)        (.38)        (.40)
 Distributions from Realized Capital Gains       .          (.990)        (.75)        (.57)         ---
                                           ---------------------------------------------------------------
   Total Distributions                           .         (1.353)       (1.12)        (.95)        (.40)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.         $22.51       $20.85       $17.02       $14.79
==========================================================================================================
TOTAL RETURN*                                   .%         14.64%       29.77%       21.86%       36.94%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.         $2,421       $1,796       $1,016         $496
 Ratio of Total Expenses to Average Net Assets  .%          0.22%        0.20%        0.20%        0.20%
 Ratio of Net Investment Income to Average
   Net Assets                                   .%          1.72%        2.05%        2.54%        3.06%
 Turnover Rate                                  .%            33%          25%          29%          27%
==========================================================================================================
* Total return figures do not reflect the annual account maintenance fee of $10.



--------------------------------------------------------------------------------
                                          VANGUARD SMALL-CAP VALUE INDEX FUND
                                          YEAR ENDED         APR. 20* TO
                                       DEC. 31, 1999       DEC. 31, 1998
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $.                   $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .                     .045
 Net Realized and Unrealized Gain
   (Loss) on Investments                     .                   (1.250)
                                       -----------------------------------------
   Total from Investment Operations          .                   (1.205)
                                       -----------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income        .                    (.055)
 Distributions from Realized Capital
   Gains                                     .                      --
                                       -----------------------------------------
   Total Distributions                       .                    (.055)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $.                    $8.74
================================================================================
TOTAL RETURN**                              .%                  -12.47%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $.                     $113
 Ratio of Total Expenses to Average
   Net Assets                               .%                   0.25%+
 Ratio of Net Investment Income to
   Average Net Assets                       .%                   1.13%+
 Turnover Rate                              .%                      53%
================================================================================
*  Subscription  period for the Fund was April 20, 1998 to May 20, 1998,  during which  time all  assets  were  held in  money  market  instruments.  Performance measurement begins May 21, 1998.
**Total return does not reflect the 1.0%  transaction  fee on purchases  imposed prior to March 1, 1999, or the annual account maintenance fee of $10.
+Annualized.

----------------------------------------------------------------------------------------------------------
                                                                    VANGUARD GROWTH INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $22.53       $16.90       $13.97       $10.28
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           .230          .23          .22          .21
 Net Realized and Unrealized Gain (Loss)
   on Investments                                .          9.244         5.88         3.07         3.68
                                           ---------------------------------------------------------------
   Total from Investment Operations              .          9.474         6.11         3.29         3.89
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (.219)        (.23)        (.22)        (.20)
 Distributions from Realized Capital Gains       .          (.115)        (.25)        (.14)         ---
                                           ---------------------------------------------------------------
   Total Distributions                           .          (.334)        (.48)        (.36)        (.20)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.         $31.67       $22.53       $16.90       $13.97
==========================================================================================================
TOTAL RETURN*                                   .%         42.21%       36.34%       23.74%       38.06%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.         $6,644       $2,365         $787         $271
 Ratio of Total Expenses to Average Net Assets  .%          0.22%        0.20%        0.20%        0.20%
 Ratio of Net Investment Income to Average
   Net Assets                                   .%          0.92%        1.19%        1.57%        1.71%
 Turnover Rate                                  .%            29%          26%          29%          24%
==========================================================================================================
* Total return figures do not reflect the annual account maintenance fee of $10.



--------------------------------------------------------------------------------
                                         VANGUARD SMALL-CAP GROWTH INDEX FUND
                                          YEAR ENDED         APR. 20* TO
                                       DEC. 31, 1999        DEC. 31, 1998
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $.                   $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .                      .03
 Net Realized and Unrealized Gain
  (Loss) on Investments                      .                     (.47)
                                       -----------------------------------------
   Total from Investment Operations          .                     (.44)
                                       -----------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income        .                     (.03)
 Distributions from Realized Capital
    Gains                                    .                       --
                                       -----------------------------------------
   Total Distributions                       .                     (.03)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $.                    $9.53
================================================================================
TOTAL RETURN**                              .%                   -4.77%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $.                      $90
 Ratio of Total Expenses to Average
   Net Assets                               .%                   0.25%+
 Ratio of Net Investment Income to
   Average Net Assets                       .%                   0.63%+
 Turnover Rate                              .%                      77%
================================================================================
*Subscription  period for the Fund was April 20,  1998 to May 20,  1998,  during which  time all  assets  were  held in  money  market  instruments.  Performance measurement begins May 21, 1998.
**Total return does not reflect the 1.0%  transaction  fee on purchases  imposed prior to March 1, 1999, or the annual account maintenance fee of $10.
+Annualized.

42

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOKLET]. Please call us to request copies.
--------------------------------------------------------------------------------


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for each Fund unless you notify us otherwise.

Note: Limitations do apply; see page 47.

--------------------------------------------------------------------------------
VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOKLET]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOKLET]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOKLET]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(TM) [BOOKLET]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------

VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOKLET]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or ex-change shares to and from most Vanguard funds.

--------------------------------------------------------------------------------

ACCESS VANGUARD(TM) www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:

-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.


*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.

--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------


TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOKLET]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOKLET]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOKLET]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

44

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------

A NOTE ON LOW BALANCES
Each Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.
--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.


Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Total Stock Market Index Fund-85
Vanguard 500 Index Fund-40
Vanguard Extended Market Index Fund-98
Vanguard Mid-Cap Index Fund-859
Vanguard Small-Cap Index Fund-48
Vanguard Value Index Fund-06
Vanguard Small-Cap Value Index Fund-860
Vanguard Growth Index Fund-09
Vanguard Small-Cap Growth Index Fund-861

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.


First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 1110                      455 Devon Park Drive
Valley Forge, PA 19482-1110        Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      455 Devon Park Drive
Valley Forge, PA 19482-2900        Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------

BY TELEPHONE TO . . .[TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.


Vanguard Tele-Account              Client Services
1-800-662-6273                     1-800-662-2739

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------

IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.


Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Total Stock Market Index Fund-85
Vanguard 500 Index Fund-40
Vanguard Extended Market Index Fund-98
Vanguard Mid-Cap Index Fund-859

46

Vanguard Small-Cap Index Fund-48
Vanguard Value Index Fund-06
Vanguard Small-Cap Value Index Fund-860
Vanguard Growth Index Fund-09
Vanguard Small-Cap Growth Index Fund-861
[Account number, or temporary number for a new account]

[Registered account owner(s)]

[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------

A NOTE ON LARGE PURCHASES It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.

--------------------------------------------------------------------------------


REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.


*May require a signature guarantee; see footnote on page 49.


When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online (only for IRAs and other retirement accounts), by telephone (sell, but not exchange), or by mail.

     The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER]
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell shares.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account              Client Services
1-800-662-6273                     1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.

-    The  Personal   Identification   Number,   if  applicable   (for  instance,
     Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or

48

market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
-    Traditional IRAs and Roth IRAs--call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.


First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 1110                      455 Devon Park Drive
Valley Forge, PA 19482-1110        Wayne, PA 19087-1815


For clients of Vanguard's Institutional Division . . .

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      455 Devon Park Drive
Valley Forge, PA 19482-2900        Wayne, PA 19087-1815
--------------------------------------------------------------------------------

A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------
OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, exchange to another Vanguard fund, or Fund Express redemption.

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.

--------------------------------------------------------------------------------


FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.


*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.


TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
-    Your round trips through the Fund must be at least 30 days apart.
-    The Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.


     A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

50

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------

ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

--------------------------------------------------------------------------------


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 1110                      455 Devon Park Drive
Valley Forge, PA 19482-1110        Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      455 Devon Park Drive
Valley Forge, PA 19482-2900        Wayne, PA 19087-1815
--------------------------------------------------------------------------------


FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOKLET]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for all nine Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------

AVERAGE COST REVIEW STATEMENT [COMPUTER]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.

--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

DOLLAR-COST AVERAGING
Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.


PRINCIPAL
The amount of money you put into an investment.


SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORT TO
SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders. In these
reports, you will find a discussion
of the market conditions and
investment strategies that
significantly affected the Funds'
performance during the most recent
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT:
TELEPHONE:
1-800-662-2739 (CREW)


TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by writing the Public
Reference Section, Securities and
Exchange Commission, Washington,
DC 20549-6009.


Funds' Investment Company Act file
number: 811-2652


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P040N-04/21/2000

VANGUARD(R)
U.S. STOCK INDEX FUNDS


Participant Prospectus
April 21, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.


VANGUARD TOTAL STOCK MARKET INDEX FUND

VANGUARD 500 INDEX FUND

VANGUARD EXTENDED MARKET INDEX FUND

VANGUARD MID-CAP INDEX FUND

VANGUARD SMALL-CAP INDEX FUND

VANGUARD VALUE INDEX FUND

VANGUARD SMALL-CAP VALUE INDEX FUND

VANGUARD GROWTH INDEX FUND

VANGUARD SMALL-CAP GROWTH INDEX FUND

[MEMBERS OF
THE VANGUARD GROUP LOGO]

VANGUARD U.S. STOCK INDEX FUNDS
Participant Prospectus
April 21, 2000


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
1 AN INTRODUCTION TO INDEX FUNDS              30 THE FUNDS AND VANGUARD

2 FUND PROFILES                               30 INVESTMENT ADVISER

  2 VANGUARD TOTAL STOCK MARKET INDEX FUND    31 DIVIDENDS, CAPITAL GAINS,
                                                  AND TAXES
  4 VANGUARD 500 INDEX FUND
                                              31 SHARE PRICE
  6 VANGUARD EXTENDED MARKET INDEX FUND
                                              32 FINANCIAL HIGHLIGHTS
  9 VANGUARD MID-CAP INDEX FUND
                                              38 INVESTING WITH VANGUARD
 11 VANGUARD SMALL-CAP INDEX FUND
                                              39 ACCESSING FUND INFORMATION BY
 13 VANGUARD VALUE INDEX FUND                     COMPUTER

 16 VANGUARD SMALL-CAP VALUE INDEX FUND       GLOSSARY (inside back cover)

 19 VANGUARD GROWTH INDEX FUND

 22 VANGUARD SMALL-CAP GROWTH INDEX FUND

25 MORE ON THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objectives, risks, and strategies of Vanguard U.S. Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE


Each of the Vanguard U.S. Stock Index Funds offers two separate classes of shares: Investor and Institutional (except Vanguard 500 Index Fund, which offers only Investor Shares). Investor Shares, which have an investment minimum of $3,000 ($1,000 for IRAs), are offered by two separate prospectuses. This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.


Institutional Shares have an investment minimum of $10 million and generally do not require special employee benefit plan services. Institutional Shares are offered by another prospectus, which you can obtain by calling Vanguard's Institutional Investor Group at 1-800-523-1036.

Note that the Funds' separate share classes have different expenses; as a result, their investment performances will vary.
-------------------------------------------------------------------------------






NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                               1
AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.
     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire U.S. stock market.
     Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHAT INDEX FUNDS DOES VANGUARD OFFER?

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's U.S. Stock Index Funds. There are nine such funds, each of which seeks to track a different segment of the U.S. stock market:

--------------------------------------------------------------------------------
FUND                                    SEEKS TO TRACK
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund  The overall stock market
Vanguard 500 Index Fund                 Large-cap stocks
Vanguard Extended Market Index Fund     Mid- and small-cap stocks
Vanguard Mid-Cap Index Fund             Mid-cap stocks
Vanguard Small-Cap Index Fund           Small-Cap stocks
Vanguard Value Index Fund               Large-cap value stocks
Vanguard Small-Cap Value Index Fund     Small-cap value stocks
Vanguard Growth Index Fund              Large-cap growth stocks
Vanguard Small-Cap Growth Index Fund    Small-cap growth stocks
--------------------------------------------------------------------------------

     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--VANGUARD TOTAL STOCK MARKET INDEX FUND

The following profile summarizes key features of Vanguard Total Stock Market Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Equity Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests in selected stocks that comprise the Index.

PRIMARY RISK
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
Return figures do not reflect the transaction fee of 0.25% on purchases through 1995.


     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                    1 YEAR        5 YEARS         INCEPTION*
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index      %              %               %
Fund**
Wilshire 5000 Index                    .              .               .
--------------------------------------------------------------------------------
*April 27, 1992.
**Return figures do not reflect the transaction fee of 0.25% on purchases through 1995.
--------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                   None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in    TotSt
March, June, September, and December;
capital gains, if any, are distributed    VANGUARD FUND NUMBER
annually in December                      085

INVESTMENT ADVISER                        CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,    922908306
since inception
                                          TICKER SYMBOL
INCEPTION DATE                            VTSMX
April 27, 1992

NET ASSETS AS OF DECEMBER 31, 1999
$. billion
--------------------------------------------------------------------------------

4

FUND PROFILE--VANGUARD 500 INDEX FUND

The following profile summarizes key features of Vanguard 500 Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index, which is dominated by the stocks of large U.S. companies. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                    1 YEAR        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Vanguard 500 Index Fund                %              %               %
S&P 500 Index                          .              .               .
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                   None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      500
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   040
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since       CUSIP NUMBER
inception                                          922908108

INCEPTION DATE                                     TICKER SYMBOL
August 31, 1976                                    VFINX

NET ASSETS AS OF DECEMBER 31, 1999
$. billion
--------------------------------------------------------------------------------

6

FUND PROFILE--VANGUARD EXTENDED MARKET INDEX FUND

The following profile summarizes key features of Vanguard Extended Market Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- and small-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Equity Index, a broadly diversified index of stocks of medium-size and small U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests in selected stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
Return figures do not reflect the transaction fee on purchases.


     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                        1 YEAR       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Vanguard Extended Market Index Fund*       .%           .%          .%
Wilshire 4500 Index                        .            .           .
--------------------------------------------------------------------------------
*Return figures reflect the transaction fee of 0.25% on purchases.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                   None
      Transaction Fee on Purchases:                              0.25%*
      Sales Charge (Load) Imposed on Reinvested Dividends:        None
      Redemption Fee:                                             None
      Exchange Fee:                                               None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                          .%
      12b-1 Distribution Fee:                                     None
      Other Expenses:                                               .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                        .%


* The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

8


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               Extnd

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since   098
inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908207
December 21, 1987
                                               TICKER SYMBOL
NET ASSETS AS OF DECEMBER 31, 1999             VEXMX
$. billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD MID-CAP INDEX FUND

The following profile summarizes key features of Vanguard Mid-Cap Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------


                                CHART GOES HERE




              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                        1 YEAR       SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Mid-Cap Index Fund*               .%              .%
S&P's MidCap 400 Index                     .               .
--------------------------------------------------------------------------------
*May 21, 1998.
--------------------------------------------------------------------------------

10


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                   None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               MidCp

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since   859
inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908843
May 21, 1998
                                               TICKER SYMBOL
NET ASSETS AS OF DECEMBER 31, 1999             VIMSX
$. million
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD SMALL-CAP INDEX FUND

The following profile summarizes key features of Vanguard Small-Cap Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Small Stock Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests in selected stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
Return  figures do not reflect the transaction fee on purchases.

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                        1 YEAR       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund*            .%           .%          .%
Russell 2000 Index                        .            .           .
--------------------------------------------------------------------------------
*Return figures reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------

12


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                  0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%


*The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               SmCap

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since   048
inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908702
October 3, 1960
                                               TICKER SYMBOL
NET ASSETS AS OF DECEMBER 31, 1999             NAESX
$. billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD VALUE INDEX FUND

The following profile summarizes key features of Vanguard Value Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ---------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

14


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                     SINCE
                                         1 YEAR       5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
Vanguard Value Index Fund                .%             .%            .%
S&P 500/BARRA Value Index                .              .             .
--------------------------------------------------------------------------------
*November 2, 1992.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                   None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

              -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Value
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   006
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since       CUSIP NUMBER
inception                                          922908405

INCEPTION DATE                                     TICKER SYMBOL
November 2, 1992                                   VIVAX

NET ASSETS AS OF DECEMBER 31, 1999
$. billion
--------------------------------------------------------------------------------

16

FUND PROFILE--VANGUARD SMALL-CAP VALUE INDEX FUND

The following profile summarizes key features of Vanguard Small-Cap Value Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
The return  figure  does not  reflect the  transaction  fee on purchases.

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                             1 YEAR       SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Value Index Fund**         .%                 .%
S&P's SmallCap 600/BARRA Value Index          .                  .
--------------------------------------------------------------------------------
*May 21, 1998.
**Return figures reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                  0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%

*The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

18


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               SmVal

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since   860
inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908793
May 21, 1998
                                               TICKER SYMBOL
NET ASSETS AS OF DECEMBER 31, 1999             VISVX
$. million
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD GROWTH INDEX FUND

The following profile summarizes key features of Vanguard Growth Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

- Nondiversification risk, which is the chance that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because the Fund invests a greater percentage of its assets in the stocks of fewer companies as compared with other mutual funds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

20


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                               SINCE
                                   1 YEAR       5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Growth Index Fund           .%           .%            .%
S&P 500/BARRA Growth Index           .            .             .
--------------------------------------------------------------------------------
*November 2, 1992.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                   None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Growth
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   009
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since       CUSIP NUMBER
inception                                          922908504

INCEPTION DATE                                     TICKER SYMBOL
November 2, 1992                                   VIGRX

NET ASSETS AS OF DECEMBER 31, 1999
$. billion
--------------------------------------------------------------------------------

22

FUND PROFILE--VANGUARD SMALL-CAP GROWTH INDEX FUND

The following profile summarizes key features of Vanguard Small-Cap Growth Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
The return figure does not reflect the transaction fee on purchases.

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                           1 YEAR       SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Growth Index Fund**       .%                 .%
S&P's SmallCap 600/BARRA Growth Index        .                  .
--------------------------------------------------------------------------------
*May 21, 1998.
**Return figures reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Transaction Fee on Purchases:                                  0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None
      Exchange Fee:                                                   None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                              .%
      12b-1 Distribution Fee:                                         None
      Other Expenses:                                                   .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            .%

*The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $.          $.         $.           $.
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

24


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               SmGth

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since   861
inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908827
May 21, 1998
                                               TICKER SYMBOL
NET ASSETS AS OF DECEMBER 31, 1999             VISGX
$. million
--------------------------------------------------------------------------------

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard U.S. Stock Index Funds.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:

- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.

- Relative consistency. Index funds typically match the performance of relevant market benchmarks more closely than comparable actively managed funds do.
- Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.
- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of taxable capital gains--is usually very low.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select stocks.
     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as Vanguard 500 Index Fund) would invest about 5% of its assets in that company. The 500, Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.
     Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, includes more than 7,200 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in a representative sample of stocks from their target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Total Stock Market Index Fund would invest about 10% of its assets in some--but not all--of those utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.

     The following table shows the number of stocks held by each of the Funds as of December 31, 1999.

26

--------------------------------------------------------------------------------
FUND                NUMBER OF STOCKS HELD      NUMBER OF STOCKS IN TARGET INDEX
--------------------------------------------------------------------------------
Total Stock Market            .                              .
500                           .                              .
Extended Market               .                              .
Mid-Cap                       .                              .
Small-Cap                     .                              .
Value                         .                              .
Small-Cap Value               .                              .
Growth                        .                              .
Small-Cap Growth              .                              .
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book values. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------


ADDITIONAL RISK INFORMATION

[FLAG] EACH FUND IS SUBJECT TO MARKET RISK,  WHICH IS THE POSSIBILITY THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which--in addition to being the target index for Vanguard 500 Index Fund--is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1999)
--------------------------------------------------------------------------------
                    1 YEAR      5 YEARS        10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best                 54.2%       28.6%           19.9%          17.9%
Worst               -43.1       -12.4            -0.9            3.1
Average              13.2        11.0            11.1           11.1
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any Fund in particular.

     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes for the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the S&P 500 Index's stocks. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

[FLAG] THE FUNDS ARE ALSO SUBJECT, IN VARYING DEGREES, TO INVESTMENT STYLE RISK,
     WHICH IS THE POSSIBILITY THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


RISK OF NONDIVERSIFICATION
[FLAG] As index funds, each of the Vanguard U.S. Stock Index Funds holds the largest stocks in its target index in approximately the same percentages as those stocks are represented in its index. When a target index becomes less diversified, a Fund which tracks that index similarly becomes less diversified. This has happened to Vanguard Growth Index Fund. Due to the rapid appreciation of certain stocks in its target index, the Fund's top four holdings, as of the date of this prospectus, represent more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not.

28


Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.
     In the unlikely event that the target index of any other Vanguard U.S. Stock Index Fund becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------


TRANSACTION FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund. All transaction fees are paid directly into the fund itself (unlike the sales charge or load imposed by many fund companies, which ends up in the pocket of the sponsor, adviser, or sales representative). Without transaction fees, some index funds would have trouble tracking their target indexes.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Four of the Funds (Extended Market, Small-Cap, Small-Cap Value, and Small-Cap Growth) charge a transaction fee on purchases.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    Telephone and online exchanges are not permitted for non-IRA accounts.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds) because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index. The turnover rate of each Fund for each of the last five years (or the life of the Fund, if shorter) is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately .%; for all domestic stock funds, the average turnover rate was approximately .%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)
--------------------------------------------------------------------------------


INVESTMENT POLICIES
Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.

     Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).

30


     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of that Fund's total assets.

 The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


THE FUNDS AND VANGUARD

The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All of the funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Funds' adviser through its Core Management Group. As of December 31, 1999, Vanguard served as adviser for about $. in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended December 31, 1999, the Funds paid advisory fees at an effective annual rate (applied to the average daily net assets of each Fund) of .%.
     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISER

The individual responsible for overseeing each Fund's investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------


DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


        NET ASSET VALUE =   TOTAL ASSETS - LIABILITIES
                         -------------------------------
                          NUMBER OF SHARES OUTSTANDING

32

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are TOTST, 500, EXTND, MIDCP, SMCAP, VALUE, SMVAL, GROWTH, and SMGTH.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Total Stock Market Index Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $. per share. During the year, the Fund earned $. per share from investment income (interest and dividends) and $. per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $. per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($. per share) minus the distributions ($. per share) resulted in a share price of $. at the end of the year. This was an increase of $. per share (from $. at the beginning of the year to $. at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was .% for the year.

As of December 31, 1999, the Fund had $. billion in net assets. For the year, its expense ratio was .% ($. per $1,000 of net assets); and net investment income amounted to .% of its average net assets. It sold and replaced securities valued at .% of its net assets.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                       VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                             YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $22.64       $17.77       $15.04       $11.37
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           .336         .319          .29          .29
 Net Realized and Unrealized Gain (Loss)
   on Investments                                .          4.898        5.143         2.84         3.75
                                           ---------------------------------------------------------------
   Total from Investment Operations              .          5.234        5.462         3.13         4.04
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (.329)       (.322)        (.29)        (.28)
 Distributions from Realized Capital Gains       .          (.125)       (.270)        (.11)        (.09)
                                           ---------------------------------------------------------------
   Total Distributions                           .          (.454)       (.592)        (.40)        (.37)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.         $27.42       $22.64       $17.77       $15.04
==========================================================================================================
TOTAL RETURN*                                   .%         23.26%       30.99%       20.96%       35.79%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.         $9,308       $5,092       $3,531       $1,571
 Ratio of Total Expenses to Average Net Assets  .%          0.20%        0.20%        0.22%        0.25%
 Ratio of Net Investment Income to Average
   Net Assets                                   .%          1.44%        1.65%        1.86%        2.14%
 Turnover Rate                                  .%             3%           2%           3%           3%
==========================================================================================================
* Total return figures do not reflect the 0.25% transaction fee on purchases through 1995.




----------------------------------------------------------------------------------------------------------
                                                                 VANGUARD 500 INDEX FUND
                                                                 YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $90.07       $69.17       $57.60       $42.97
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           1.33         1.31         1.28         1.22
 Net Realized and Unrealized Gain (Loss)
   on Investments                                .          24.30        21.50        11.82        14.76
                                             ---------------------------------------------------------------
   Total from Investment Operations              .          25.63        22.81        13.10        15.98
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (1.33)       (1.32)       (1.28)       (1.22)
 Distributions from Realized Capital Gains       .           (.42)        (.59)        (.25)        (.13)
                                           ---------------------------------------------------------------
   Total Distributions                           .          (1.75)       (1.91)       (1.53)       (1.35)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.        $113.95       $90.07       $69.17       $57.60
==========================================================================================================
TOTAL RETURN                                    .%         28.62%       33.19%       22.88%       37.45%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.        $74,229      $49,358      $30,332      $17,372
 Ratio of Total Expenses to Average Net Assets  .%          0.18%        0.19%        0.20%        0.20%
 Ratio of Net Investment Income to Average
   Net Assets                                   .%          1.35%        1.66%        2.04%        2.38%
 Turnover Rate*                                 .%             6%           5%           5%           4%
==========================================================================================================
*Turnover rates excluding in-kind redemptions were 3%, 2%, 2%, 4%, and .%, respectively.

34


----------------------------------------------------------------------------------------------------------
                                                                 VANGUARD EXTENDED MARKET INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $30.76       $26.20       $24.07       $18.52
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           .388         .351          .34          .30
 Net Realized and Unrealized Gain (Loss)
  on Investments                                 .          2.025        6.479         3.85         5.95
                                              ---------------------------------------------------------------
   Total from Investment Operations              .          2.413        6.830         4.19         6.25
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (.373)       (.360)        (.34)        (.30)
 Distributions from Realized Capital Gains       .         (2.170)      (1.910)       (1.72)        (.40)
                                           ---------------------------------------------------------------
   Total Distributions                           .         (2.543)      (2.270)       (2.06)        (.70)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.         $30.63       $30.76       $26.20       $24.07
==========================================================================================================
TOTAL RETURN*                                   .%          8.32%       26.73%       17.65%       33.80%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.         $2,939       $2.723       $2,099       $1,523
 Ratio of Total Expenses to Average Net Assets  .%          0.23%        0.23%        0.25%        0.25%
 Ratio of Net Investment Income to Average
  Net Assets                                    .%          1.21%        1.30%        1.42%        1.51%
 Turnover Rate                                  .%            27%          15%          22%          15%
==========================================================================================================
* Total return figures do not reflect transaction fees on purchases (0.25% after October 31, 1997; 0.5% from
1995 through October 31, 1997).



----------------------------------------------------------------------------------------------------------
                                                                 VANGUARD MID-CAP INDEX FUND
                                                                     YEAR ENDED      APR.20* TO
                                                                  DEC. 31, 1999    DEC. 31,1998
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $.                 $10.00
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 .                   .053
 Net Realized and Unrealized Gain (Loss)on Investments                 .                   .840
                                                                  -----------------------------------------
   Total from Investment Operations                                    .                   .893
                                                                 -----------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                  .                  (.053)
 Distributions from Realized Capital Gains                             .                  (.050)
                                                                 -----------------------------------------
   Total Distributions                                                 .                  (.103)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         .                 $10.79
==========================================================================================================
TOTAL RETURN**                                                        .%                  8.55%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $.                   $206
 Ratio of Total Expenses to Average Net Assets                        .%                 0.25%+
 Ratio of Net Investment Income to Average
   Net Assets                                                         .%                 1.19%+
 Turnover Rate                                                        .%                    44%
==========================================================================================================
* Subscription period for the Fund was April 20, 1998 to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total return does not reflect the 0.25% transaction fee on purchases imposed prior to March 1, 1999.
+Annualized.

----------------------------------------------------------------------------------------------------------
                                                                 VANGUARD SMALL-CAP INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $23.75       $20.23       $18.61       $14.99
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           .311         .277          .26          .24
 Net Realized and Unrealized Gain (Loss)
   on Investments                                .         (1.007)       4.632         3.07         4.06
                                           ---------------------------------------------------------------
   Total from Investment Operations              .          (.696)       4.909         3.33         4.30
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (.304)       (.274)        (.27)        (.23)
 Distributions from Realized Capital Gains       .         (1.550)      (1.115)       (1.44)        (.45)
                                           ---------------------------------------------------------------
   Total Distributions                           .         (1.854)      (1.389)       (1.71)        (.68)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.         $21.20       $23.75       $20.23       $18.61
==========================================================================================================
TOTAL RETURN*                                   .%         -2.61%       24.59%       18.12%       28.74%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.         $2,768       $2,652       $1,713         $971
 Ratio of Total Expenses to Average Net Assets  .%          0.24%        0.23%        0.25%        0.25%
 Ratio of Net Investment Income to Average
  Net Assets                                    .%          1.39%        1.38%        1.51%        1.58%
 Turnover Rate                                  .%            35%          29%          28%          28%
==========================================================================================================
* Total return figures do not reflect transaction fees on purchases (0.5% after  1996; 1.0% from 1993 through 1996).




----------------------------------------------------------------------------------------------------------
                                                                    VANGUARD VALUE INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $20.85       $17.02       $14.79       $11.12
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           .366          .38          .37          .41
 Net Realized and Unrealized Gain (Loss)
   on Investments                                .          2.647         4.57         2.81         3.66
                                              ---------------------------------------------------------------
   Total from Investment Operations              .          3.013         4.95         3.18         4.07
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (.363)        (.37)        (.38)        (.40)
 Distributions from Realized Capital Gains       .          (.990)        (.75)        (.57)         ---
                                           ---------------------------------------------------------------
   Total Distributions                           .         (1.353)       (1.12)        (.95)        (.40)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.         $22.51       $20.85       $17.02       $14.79
==========================================================================================================
TOTAL RETURN                                    .%         14.64%       29.77%       21.86%       36.94%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.         $2,421       $1,796       $1,016         $496
 Ratio of Total Expenses to Average Net Assets  .%          0.22%        0.20%        0.20%        0.20%
 Ratio of Net Investment Income to Average
   Net Assets                                   .%          1.72%        2.05%        2.54%        3.06%
 Turnover Rate                                  .%            33%          25%          29%          27%
==========================================================================================================

36


--------------------------------------------------------------------------------
                                          VANGUARD SMALL-CAP VALUE INDEX FUND
                                          YEAR ENDED         APR. 20* TO
                                       DEC. 31, 1999       DEC. 31, 1998
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $.                   $10.00
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .                     .045
 Net Realized and Unrealized Gain
   (Loss) on Investments                     .                   (1.250)
                                       ----------------------------------------
   Total from Investment Operations          .                   (1.205)
                                       ----------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income        .                    (.055)
 Distributions from Realized Capital
   Gains                                     .                      --
                                       ----------------------------------------
   Total Distributions                       .                    (.055)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $.                    $8.74
================================================================================
TOTAL RETURN**                              .%                  -12.47%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)      $.                      $113
 Ratio of Total Expenses to Average
   Net Assets                               .%                   0.25%+
 Ratio of Net Investment Income to
   Average Net Assets                       .%                   1.13%+
 Turnover Rate                              .%                      53%
================================================================================
*  Subscription  period for the Fund was April 20, 1998 to May 20, 1998,  during which  time all  assets  were  held in  money  market  instruments.  Performance measurement begins May 21, 1998.
**Total return does not reflect the 1.0%  transaction  fee on purchases  imposed prior to March 1, 1999.
+Annualized.



----------------------------------------------------------------------------------------------------------
                                                                    VANGUARD GROWTH INDEX FUND
                                                                      YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $.         $22.53       $16.90       $13.97       $10.28
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .           .230          .23          .22          .21
 Net Realized and Unrealized Gain (Loss)
   on Investments                                .          9.244         5.88         3.07         3.68
                                           ---------------------------------------------------------------
   Total from Investment Operations              .          9.474         6.11         3.29         3.89
                                           ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            .          (.219)        (.23)        (.22)        (.20)
 Distributions from Realized Capital Gains       .          (.115)        (.25)        (.14)         ---
                                           ---------------------------------------------------------------
   Total Distributions                           .          (.334)        (.48)        (.36)        (.20)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $.         $31.67       $22.53       $16.90       $13.97
==========================================================================================================
TOTAL RETURN                                    .%         42.21%       36.34%       23.74%       38.06%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)             $.         $6,644       $2,365         $787         $271
 Ratio of Total Expenses to Average Net Assets  .%          0.22%        0.20%        0.20%        0.20%
 Ratio of Net Investment Income to Average
   Net Assets                                   .%          0.92%        1.19%        1.57%        1.71%
 Turnover Rate                                  .%            29%          26%          29%          24%
==========================================================================================================

--------------------------------------------------------------------------------
                                         VANGUARD SMALL-CAP GROWTH INDEX FUND
                                          YEAR ENDED         APR. 20* TO
                                       DEC. 31, 1999        DEC. 31, 1998
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $.                   $10.00
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .                      .03
 Net Realized and Unrealized Gain            .                     (.47)
  (Loss) on Investments
                                       ----------------------------------------
    Total from Investment Operations         .                     (.44)
                                       ----------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income        .                     (.03)
 Distributions from Realized Capital         .                       --
  Gains
                                       ----------------------------------------
    Total Distributions                      .                     (.03)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $.                    $9.53
================================================================================
TOTAL RETURN**                              .%                   -4.77%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $.                      $90
 Ratio of Total Expenses to Average
  Net Assets                                .%                   0.25%+
 Ratio of Net Investment Income to
  Average Net Assets                        .%                   0.63%+
 Turnover Rate                              .%                      77%
================================================================================
*  Subscription  period for the Fund was April 20, 1998 to May 20, 1998,  during which  time all  assets  were  held in  money  market  instruments.  Performance measurement begins May 21, 1998.
**Total return does not reflect the 1.0%  transaction  fee on purchases  imposed prior to March 1, 1999.
+Annualized.





















"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

38

INVESTING WITH VANGUARD

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on a Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

DOLLAR-COST AVERAGING
Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.


PRINCIPAL
The amount of money you put into an investment.


SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORT TO
SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders. In these
reports, you will find a discussion
of the market conditions and
investment strategies that
significantly affected the Funds'
performance during the most recent
fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT SERVICES CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM


INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by writing the Public
Reference Section, Securities and
Exchange Commission, Washington,
DC 20549-6009.


Funds' Investment Company Act file
number: 811-2652


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I040N-04/21/2000

VANGUARD(R) INSTITUTIONAL INDEX FUND
INSTITUTIONAL SHARES AND
INSTITUTIONAL PLUS SHARES

VANGUARD(R) U.S. STOCK INDEX FUNDS
INSTITUTIONAL SHARES


Prospectus
April 21, 2000

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.


VANGUARD INSTITUTIONAL
INDEX FUND

 INSTITUTIONAL SHARES

 INSTITUTIONAL PLUS
 SHARES

VANGUARD U.S. STOCK
INDEX FUNDS
INSTITUTIONAL SHARES OF:

 VANGUARD TOTAL STOCK
 MARKET INDEX FUND

 VANGUARD EXTENDED
 MARKET INDEX FUND

 VANGUARD MID-CAP
 INDEX FUND

 VANGUARD SMALL-CAP
 INDEX FUND

 VANGUARD VALUE
 INDEX FUND

 VANGUARD SMALL-CAP
 VALUE INDEX FUND

 VANGUARD GROWTH
 INDEX FUND

 VANGUARD SMALL-CAP
 GROWTH INDEX FUND


[MEMBERS OF
THE VANGUARD GROUP LOGO]

VANGUARD INSTITUTIONAL INDEX FUND
VANGUARD U.S. STOCK INDEX FUNDS
Prospectus
April 21, 2000



------------------------------------------------------------------------------------------------
CONTENTS
------------------------------------------------------------------------------------------------
1 FUND PROFILES                                         31 THE FUNDS AND VANGUARD

  1 VANGUARD INSTITUTIONAL INDEX FUND                   32 INVESTMENT ADVISER
     INSTITUTIONAL AND INSTITUTIONAL PLUS SHARES
  4 VANGUARD TOTAL STOCK MARKET INDEX FUND              32 DIVIDENDS, CAPITAL GAINS, AND TAXES
     INSTITUTIONAL SHARES
  6 VANGUARD EXTENDED MARKET INDEX FUND                 34 SHARE PRICE
     INSTITUTIONAL SHARES
  9 VANGUARD MID-CAP INDEX FUND                         34 FINANCIAL HIGHLIGHTS
     INSTITUTIONAL SHARES
  12 VANGUARD SMALL-CAP INDEX FUND                      40 INVESTING WITH VANGUARD
     INSTITUTIONAL SHARES                                   40 SERVICES AND ACCOUNT FEATURES
  15 VANGUARD VALUE INDEX FUND                              41 TYPES OF ACCOUNTS
     INSTITUTIONAL SHARES                                   41 BUYING SHARES
  18 VANGUARD SMALL-CAP VALUE INDEX FUND                    43 REDEEMING SHARES
     INSTITUTIONAL SHARES                                   46 TRANSFERRING REGISTRATION
  21 VANGUARD GROWTH INDEX FUND                             46 FUND AND ACCOUNT UPDATES
     INSTITUTIONAL SHARES
  24 VANGUARD SMALL-CAP GROWTH INDEX FUND               47 MANDATORY CONVERSION TO INSTITUTIONAL
     INSTITUTIONAL SHARES                                   OR INVESTOR SHARES

27 MORE ON THE FUNDS                                    GLOSSARY (inside back cover)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of certain Vanguard index funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER CLASSES OF SHARES AND OTHER PROSPECTUSES
Vanguard currently offers nine U.S. stock index funds. Each of these funds, other than Vanguard 500 Index Fund, issues two classes of shares: Institutional Shares and Investor Shares. Institutional Shares are intended for persons that are investing at least $10 million and that generally do not require special employee benefit services. For those wishing to invest at least $10 million in an S&P 500 index fund and who generally do not require special employee benefit services, Vanguard offers the Vanguard Institutional Index Fund. This Fund issues Institutional Shares for those investing less than $200 million, and Institutional Plus Shares for those investing $200 million or more.

This prospectus describes the Institutional Shares offered by each of the Vanguard U.S. Stock Index Funds (other than Vanguard 500 Index Fund, which does not offer Institutional Shares) and the Institutional Shares and Institutional Plus Shares offered by Vanguard Institutional Index Fund. If you are interested in purchasing Investor Shares, please call Vanguard at 1-800-662-7447 (or
1-800-523-1036 if you will be purchasing through an employer-sponsored retirement plan).

Note that the Funds' separate share classes have different expenses; as a result, their investment performances will vary.
-------------------------------------------------------------------------------



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE--VANGUARD INSTITUTIONAL INDEX FUND INSTITUTIONAL AND INSTITUTIONAL PLUS SHARES

The following profile summarizes key features of Vanguard Institutional Index Fund Institutional and Institutional Plus Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index, which is dominated by the stocks of large U.S. companies.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares in each calendar year since the Fund's inception. (Performance information for the Institutional Plus Shares would have been substantially similar because both classes of shares are invested in the same portfolio securities; their returns differ only to the extent of the differences between the expenses of the two classes.) The table shows how the Fund's average annual total returns for one and five calendar years and since inception (for Institutional Shares) and for one calendar year and since inception (for Institutional Plus Shares) compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

2


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                    1 YEAR        5 YEARS         INCEPTION*
--------------------------------------------------------------------------------
Vanguard Institutional Index Fund      %              %               %
S&P 500 Index                          .              .               .
--------------------------------------------------------------------------------
*July 31, 1990.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                    1 YEAR        5 YEARS         INCEPTION*
--------------------------------------------------------------------------------
Vanguard Institutional Index Fund      %              %               %
  Institutional Plus Shares
S&P 500 Index                          .              .               .
--------------------------------------------------------------------------------
*July 7, 1997.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES* (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None**
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      INSTITUTIONAL SHARES
      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                        .%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                      .%

      INSTITUTIONAL PLUS SHARES
      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                        .%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                      .%

*Applies to both Institutional and Institutional Plus Shares.
**The Fund reserves the right to deduct a transaction fee, ranging from 0.07% to 0.12%, from purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                            1 YEAR   3 YEARS   5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Institutional Shares          $.        $.        $.        $.
Institutional Plus Shares     .         .         .         .
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION--INSTITUTIONAL SHARES

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      InstIdx
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   094
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since       CUSIP NUMBER
inception                                          922040100

INCEPTION DATE                                     TICKER SYMBOL
July 31, 1990                                      VINIX

NET ASSETS AS OF DECEMBER 31, 1999
$. billion
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION--INSTITUTIONAL PLUS SHARES

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      InstPlus
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   854
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since       CUSIP NUMBER
inception                                          922040209

INCEPTION DATE                                     TICKER SYMBOL
July 7, 1997                                       VIIIX

NET ASSETS AS OF DECEMBER 31, 1999
$. billion
--------------------------------------------------------------------------------

4

FUND PROFILE--VANGUARD TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Total Stock Market Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Equity Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests in selected stocks that comprise the Index.

PRIMARY RISK
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                  SINCE
                                          1 YEAR                INCEPTION*
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund
  Institutional Shares                      .%                      .%
Wilshire 5000 Index                         .                       .
--------------------------------------------------------------------------------
*July 7, 1997.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                        .%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                      .%

*The Fund reserves the right to deduct a transaction fee, ranging from 0.07% to 0.12%, from purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                  $.          $.         $.           $.
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      TotStIst
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   855
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since       CUSIP NUMBER
inception                                          922908801

INCEPTION DATE                                     TICKER SYMBOL
July 7, 1997                                       VITSX

NET ASSETS AS OF DECEMBER 31, 1999
$. billion
--------------------------------------------------------------------------------

6

FUND PROFILE--VANGUARD EXTENDED MARKET INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Extended Market Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- and small-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Equity Index, a broadly diversified index of stocks of medium-size and small U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests in selected stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
Return figures do not reflect the transaction fee on purchases.

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                             1 YEAR        SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Extended Market Index Fund            .%                 .%
  Institutional Shares**
Wilshire 4500 Index                            .                  .
--------------------------------------------------------------------------------
*July 7, 1997.
**Return figures reflect the transaction fee of 0.25% on purchases.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            0.25%*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                        .%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                      .%

*The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                      1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                        $.          $.         $.           $.
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

8


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               ExtndIst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since   856
inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908884
July 7, 1997
                                               TICKER SYMBOL
NET ASSETS AS OF DECEMBER 31, 1999             VIEIX
$. billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD MID-CAP INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Mid-Cap Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------


                                CHART GOES HERE




              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

10


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                             1 YEAR         SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Mid-Cap Index Fund
   Institutional Shares                        .%                     .%
S&P's MidCap 400 Index                         .                      .
--------------------------------------------------------------------------------
*May 21, 1998.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                        .%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                      .%

*The Fund reserves the right to deduct a transaction fee, ranging from 0.07% to 0.12%, from purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                   $.          $.         $.           $.
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               MidCpIst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since   864
inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908835
May 21, 1998
                                               TICKER SYMBOL
NET ASSETS AS OF DECEMBER 31, 1999             VMCIX
$. billion
--------------------------------------------------------------------------------

12

FUND PROFILE--VANGUARD SMALL-CAP INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Small-Cap Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Small Stock Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests in selected stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

             ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
Return figures do not reflect the transaction fee on purchases.

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                        1 YEAR           SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund
  Institutional Shares**                 .%                       .%
Russell 2000 Index                       .                        .
--------------------------------------------------------------------------------
*July 7, 1997.
**Return figures reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                        .%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                      .%

*The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
               1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                 $.          $.         $.           $.
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

14


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               SmCapIst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since   857
inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908876
July 7, 1997
                                               TICKER SYMBOL
NET ASSETS AS OF DECEMBER 31, 1999             VSCIX
$. billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD VALUE INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Value Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

16


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                  1 YEAR       SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Value Index Fund Institutional Shares      .%                .%
S&P 500/BARRA Value Index                           .                 .
--------------------------------------------------------------------------------
*July 2, 1998.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                        .%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                      .%

*The Fund reserves the right to deduct a transaction fee, ranging from 0.07% to 0.12%, from purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                    $.          $.         $.           $.
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      ValueIst
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   867
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since       CUSIP NUMBER
inception                                          922908850

INCEPTION DATE                                     TICKER SYMBOL
July 2, 1998                                       VIVIX

NET ASSETS AS OF DECEMBER 31, 1999
$. billion
--------------------------------------------------------------------------------

18

FUND PROFILE--VANGUARD SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Small-Cap Value Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
The return figure does not reflect the transaction fee on purchases.

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                             1 YEAR            SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Value Index Fund
  Institutional Shares**                        .%                      .%
S&P's SmallCap 600/BARRA Value Index Fund       .                       .
--------------------------------------------------------------------------------
*May 21, 1998.
**Return figures reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                        .%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                      .%

*The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                    1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                     $.          $.          $.           $.
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

20


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               SmValIst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since   865
inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908785
May 21, 1998

NET ASSETS AS OF DECEMBER 31, 1999
$. billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD GROWTH INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Growth Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

22


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                  1 YEAR      SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Growth Index Fund Institutional Shares      .%              .%
S&P 500/BARRA Growth Index                           .               .
--------------------------------------------------------------------------------
*May 14, 1998.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                        .%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                      .%

*The Fund reserves the right to deduct a transaction fee, ranging from 0.07% to 0.12%, from purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


--------------------------------------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                    $.          $.         $.           $.
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      GrowthIst
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   868
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., since       CUSIP NUMBER
inception                                          922908868

INCEPTION DATE                                     TICKER SYMBOL
May 14, 1998                                       VIGIX

NET ASSETS AS OF DECEMBER 31, 1999
$. billion
--------------------------------------------------------------------------------

24

FUND PROFILE--VANGUARD SMALL-CAP GROWTH INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Small-Cap Growth Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher than average price/book ratios. The Fund invests in the stocks that comprise the Index.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURN
              ----------------------------------------------------

                                CHART GOES HERE




              ----------------------------------------------------
The return figure does not reflect the transaction fee on purchases.

     During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended .) and the lowest return for a quarter was .% (quarter ended .).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                             1 YEAR            SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Growth Index Fund
  Institutional Shares                          .%                     .%
S&P's SmallCap 600/BARRA Growth Index           .                      .
--------------------------------------------------------------------------------
*May 21, 1998.
**Return figures reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                        .%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             .%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                      .%

*The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                     $.          $.         $.            $.
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

26


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               SmGthIst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since   866
inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908819
May 21, 1998

NET ASSETS AS OF DECEMBER 31, 1999
$. billion
--------------------------------------------------------------------------------

MORE ON THE FUNDS

The   following   sections   discuss  other   important   features  of  Vanguard
Institutional Index Fund and the Vanguard U.S. Stock Index Funds.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select stocks.
     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as the Institutional Index Fund) would invest about 5% of its assets in that company. The Institutional Index Fund and the Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.
     Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, includes more than 7,200 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in a representative sample of stocks from their target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Total Stock Market Index Fund would invest about 10% of its assets in some--but not all--of those utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.

     The following table shows the number of stocks held by each of the Funds as of December 31, 1999.


--------------------------------------------------------------------------------
FUND                 NUMBER OF STOCKS HELD   NUMBER OF STOCKS IN TARGET INDEX
--------------------------------------------------------------------------------
Institutional Index            .                            .
Total Stock Market             .                            .
Extended Market                .                            .
Mid-Cap                        .                            .
Small-Cap                      .                            .
Value                          .                            .
Small-Cap Value                .                            .
Growth                         .                            .
Small-Cap Growth               .                            .
--------------------------------------------------------------------------------

28


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book values. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------


ADDITIONAL RISK INFORMATION

[FLAG] EACH FUND IS SUBJECT TO MARKET RISK,  WHICH IS THE POSSIBILITY THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which--in addition to being the target index for Vanguard 500 Index Fund--is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1999)
--------------------------------------------------------------------------------
                    1 YEAR      5 YEARS        10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best                 54.2%       28.6%           19.9%          17.9%
Worst               -43.1       -12.4            -0.9            3.1
Average              13.2        11.0            11.1           11.1
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any Fund in particular.

     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes for the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the S&P 500 Index's stocks. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

[FLAG]THE FUNDS ARE ALSO SUBJECT,  IN VARYING DEGREES, TO INVESTMENT STYLE RISK,
     WHICH IS THE POSSIBILITY THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


RISK OF NONDIVERSIFICATION
[FLAG] As index funds, each of the Vanguard U.S. Stock Index Funds holds the largest stocks in its target index in approximately the same percentages as those stocks are represented in its index. When a target index becomes less diversified, a Fund which tracks that index similarly becomes less diversified. This has happened to Vanguard Growth Index Fund. Due to the rapid appreciation of certain stocks in its target index, the Fund's top four holdings, as of the date of this prospectus, represent more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.
     In the unlikely event that the target index of any other Vanguard U.S. Stock Index Fund becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

30

TRANSACTION FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund. All transaction fees are paid directly into the fund itself (unlike the sales charge or load imposed by many fund companies, which ends up in the pocket of the sponsor, adviser, or sales representative). Without transaction fees, some index funds would have trouble tracking their target indexes.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Vanguard Institutional Index Fund and the Vanguard U.S. Stock Index Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Four of the Funds (Extended Market, Small-Cap, Small-Cap Value, and Small-Cap Growth) charge a transaction fee on purchases. The other Funds reserve the right to impose such a fee on selected purchases.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Telephone and online exchanges are not permitted for non-IRA accounts.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds) because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index. The turnover rate of each Fund for each of the last five years (or since inception of the applicable share class, if shorter) is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately .%; for all domestic stock funds, the average turnover rate was approximately .%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)
--------------------------------------------------------------------------------


INVESTMENT POLICIES
Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.
     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.
     Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).

     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of that Fund's total assets.

     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

32

THE FUNDS AND VANGUARD


Vanguard U.S. Stock Index Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion.* All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the member funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

*Vanguard Institutional Index Fund is not a member of The Vanguard Group, but is administered by Vanguard and pays Vanguard a fee to provide management, advisory, marketing, and other services.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Funds' adviser through its Core Management Group. As of December 31, 1999, Vanguard served as adviser for about $. in assets.
     Under the terms of a service and advisory agreement, Vanguard pays for all of the Institutional Index Fund's expenses (except taxes and brokerage commissions). In turn, the Fund pays Vanguard a monthly management fee based on an annual rate of 0.06% of the average daily net assets of the Institutional Shares and 0.025% of the average daily net assets of the Institutional Plus Shares. Vanguard manages the other Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds.
     For the fiscal year ended December 31, 1999, the Institutional Share classes of the U.S. Stock Index Funds paid advisory fees at an effective annual rate (applied to the average daily net assets of each Fund) of .%.
     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISER

The individual responsible for overseeing each Fund's investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------




DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Institutional Index Fund (Institutional and Institutional Plus Shares) and the Total Stock Market, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- State and local income taxes may apply to any dividend or capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares.

GENERAL INFORMATION
BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  31%  of  any  taxable
distributions or redemptions from your account if you do not provide us with your correct taxpayer identifi-

34


cation number and certify that it is correct. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets attributed to each share class, subtracting any of its liabilities (debts) attributed to each share class, and then dividing by the number of Fund shares outstanding for each share class:



           NET ASSET VALUE = TOTAL ASSETS - LIABILITIES
                         -------------------------------
                          NUMBER OF SHARES OUTSTANDING


     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are INSTIDX, INSTPLUS, TOTSTIST, EXTNDIST, MIDCPIST, SMCAPIST, VALUEIST, SMVALIST, GRWTHIST, and SMGTHIST.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception*, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Funds' financial statements--is included in the Institutional Index Fund's and the U.S. Stock Index Funds' most recent annual reports to shareholders. You may have the annual reports for the Institutional Index Fund and the U.S. Stock Index Funds sent to you without charge by contacting Vanguard.


*Because the Small-Cap Value and Small-Cap Growth Index Funds have not commenced investment operations, tables are not included for these Funds.

36


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE


This explanation uses the Institutional Index Fund Institutional Shares as an example. The Fund began fiscal 1999 with a net asset value (price) of $. per share. During the year, the Fund earned $. per share from investment income (interest and dividends) and $. per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $. per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($. per share) minus the distributions ($. per share) resulted in a share price of $. at the end of the year. This was an increase of $. per share (from $. at the beginning of the year to $. at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was .% for the year.

As of December 31, 1999, the Fund had $. billion in net assets. For the year, its expense ratio was .% ($. per $1,000 of net assets); and net investment income amounted to .% of its average net assets. It sold and replaced securities valued at .% of its net assets.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                              VANGUARD INSTITUTIONAL INDEX FUND
                                                                     INSTITUTIONAL SHARES
                                                                    YEAR ENDED DECEMBER 31,
                                      ------------------------------------------------------------------
                                             1999          1998          1997          1996         1995
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $.         $89.56        $68.86        $57.93       $43.22
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                        .           1.429         1.391          1.38         1.28
 Net Realized and Unrealized Gain (Loss)
   on Investments                             .          24.177        21.415         11.90        14.86
                                      ------------------------------------------------------------------
   Total from Investment Operations           .          25.606        22.806         13.28        16.14
                                      ------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         .          (1.416)       (1.391)        (1.36)       (1.27)
 Distributions from Realized Capital Gains    .           (.900)        (.715)         (.99)        (.16)
                                      ------------------------------------------------------------------
   Total Distributions                        .          (2.316)       (2.106)        (2.35)       (1.43)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                 $.         $112.85        $89.56        $68.86       $57.93
========================================================================================================
TOTAL RETURN                                 .%          28.79%        33.36%        23.06%       37.60%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)          $.         $22,338       $15,348       $11,426       $6,674
 Ratio of Total Expenses to Average
   Net Assets                                .%           0.06%         0.06%         0.06%        0.06%
 Ratio of Net Investment Income to Average
   Net Assets                                .%           1.46%         1.77%         2.18%        2.49%
 Turnover Rate*                              .%             11%            7%            9%           4%
========================================================================================================

* Turnover rates excluding in-kind redemptions were 6%, 9%, 4%, 19%, and .%, respectively.

-------------------------------------------------------------------------------------------------
                                                                VANGUARD INSTITUTIONAL INDEX FUND
                                                                        INSTITUTIONAL PLUS SHARES
                                                        YEAR ENDED DEC. 31,
                                                     ---------------------------       JULY 7* TO
                                                         1999        1998           DEC. 31, 1997
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $.        $89.56                  $84.91
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .         1.464                    .681
 Net Realized and Unrealized Gain (Loss) on Investments   .        24.177                   5.455
                                                       ------------------------------------------
    Total from Investment Operations                      .        25.641                   6.136
                                                       ------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     .        (1.451)                  (.866)
 Distributions from Realized Capital Gains                .         (.900)                  (.620)
                                                       ------------------------------------------
   Total Distributions                                    .        (2.351)                 (1.486)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $.       $112.85                  $89.56
=================================================================================================
TOTAL RETURN                                             .%        28.83%                   7.29%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $.        $4,951                  $3,488
 Ratio of Total Expenses to Average Net Assets           .%        0.025%                0.025%**
 Ratio of Net Investment Income to Average Net Assets    .%         1.49%                 1.72%**
 Turnover Rate+                                          .%           11%                      7%
-------------------------------------------------------------------------------------------------

*    Inception.
**   Annualized
+    Turnover  rates  excluding  in-kind  redemptions  were 7%, 6%, and .%, respectively.



-------------------------------------------------------------------------------------------------
                                                           VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                        YEAR ENDED DEC. 31,
                                                     ---------------------------       JULY 7* TO
                                                         1999        1998           DEC. 31, 1997
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $.        $22.64                  $21.27
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .          .359                    .172
 Net Realized and Unrealized Gain (Loss) on Investments   .         4.898                   1.642
                                                       ------------------------------------------
    Total from Investment Operations                      .         5.257                   1.814
                                                       ------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     .        (.352)                   (.214)
 Distributions from Realized Capital Gains                .        (.125)                   (.230)
                                                       ------------------------------------------
   Total Distributions                                    .        (.477)                   (.444)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $.       $27.42                   $22.64
=================================================================================================
TOTAL RETURN                                             .%       23.37%                    8.60%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $.        $2,445                  $1,504
 Ratio of Total Expenses to Average Net Assets           .%         0.10%                 0.10%**
 Ratio of Net Investment Income to Average Net Assets    .%         1.53%                 1.70%**
 Turnover Rate+                                          .%            3%                      2%
-------------------------------------------------------------------------------------------------

*    Inception.
**   Annualized.

38


-------------------------------------------------------------------------------------------------
                                                              VANGUARD EXTENDED MARKET INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                        YEAR ENDED DEC. 31,
                                                     ---------------------------       JULY 7* TO
                                                         1999        1998           DEC. 31, 1997
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $.        $30.76                  $29.28
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .          .427                    .200
 Net Realized and Unrealized Gain (Loss) on Investments   .         2.025                   3.191
                                                       ------------------------------------------
    Total from Investment Operations                      .         2.452                   3.391
                                                       ------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     .        (.412)                   (.371)
 Distributions from Realized Capital Gains                .       (2.170)                  (1.540)
                                                       ------------------------------------------
   Total Distributions                                    .       (2.582)                  (1.911)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $.       $30.63                   $30.76
=================================================================================================
TOTAL RETURN**                                           .%        8.45%                   11.82%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $.         $456                     $415
 Ratio of Total Expenses to Average Net Assets           .%        0.10%                   0.10%+
 Ratio of Net Investment Income to Average Net Assets    .%        1.34%                   1.43%+
 Turnover Rate+                                          .%          27%                      15%
-------------------------------------------------------------------------------------------------

*    Inception.
** Total return figures do not reflect transaction fees on purchases (0.25% after October 31, 1997; 0.5% from inception through October 31, 1997).
+    Annualized.



-------------------------------------------------------------------------------------------------
                                                                      VANGUARD MID-CAP INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                                 YEAR ENDED            MAY 20* TO
                                                               DEC. 31,1999         DEC. 31, 1998
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $.                   $10.03
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 .                     .055
 Net Realized and Unrealized Gain (Loss) on Investments                .                     .814
                                                              -----------------------------------
    Total from Investment Operations                                   .                     .869
                                                              -----------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                  .                    (.059)
 Distributions from Realized Capital Gains                             .                    (.050)
                                                              -----------------------------------
   Total Distributions                                                 .                    (.109)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $.                   $10.79
=================================================================================================
TOTAL RETURN**                                                        .%                    8.61%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $.                      $39
 Ratio of Total Expenses to Average Net Assets                        .%                   0.12%+
 Ratio of Net Investment Income to Average Net Assets                 .%                   1.30%+
 Turnover Rate                                                        .%                      44%
-------------------------------------------------------------------------------------------------

* Initial share purchase date. Subscription period for the Fund was April 20, 1998 to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
** Total return does not reflect the 0.25% transaction fee on purchases imposed prior to March 1, 1999.
+ Annualized.

-------------------------------------------------------------------------------------------------
                                                                    VANGUARD SMALL-CAP INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                        YEAR ENDED DEC. 31,
                                                     ---------------------------       JULY 7* TO
                                                         1999        1998           DEC. 31, 1997
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $.        $23.75                  $22.56
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .          .336                    .158
 Net Realized and Unrealized Gain (Loss) on Investments   .        (1.007)                  2.370
                                                       ------------------------------------------
    Total from Investment Operations                      .         (.671)                  2.528
                                                       ------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     .         (.329)                  (.288)
 Distributions from Realized Capital Gains                .        (1.550)                 (1.050)
                                                       ------------------------------------------
   Total Distributions                                    .        (1.879)                 (1.338)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $.        $21.20                  $23.75
=================================================================================================
TOTAL RETURN**                                           .%        -2.50%                  11.42%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $.          $264                    $137
 Ratio of Total Expenses to Average Net Assets           .%         0.12%                  0.12%+
 Ratio of Net Investment Income to Average Net Assets    .%         1.53%                  1.52%+
 Turnover Rate                                           .%           35%                     29%
-------------------------------------------------------------------------------------------------

*    Inception.
**   Total return figures do not reflect the 0.5% transaction fee on purchases.
 +   Annualized.


-------------------------------------------------------------------------------------------------
                                                                        VANGUARD VALUE INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                                 YEAR ENDED            JULY 2* TO
                                                               DEC. 31,1999         DEC. 31, 1998
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $.                   $23.22
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 .                     .196
 Net Realized and Unrealized Gain (Loss) on Investments                .                    (.060)
                                                              -----------------------------------
    Total from Investment Operations                                   .                     .136
                                                              -----------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                  .                    (.236)
 Distributions from Realized Capital Gains                             .                    (.610)
                                                              -----------------------------------
   Total Distributions                                                 .                    (.846)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $.                   $22.51
=================================================================================================
TOTAL RETURN                                                          .%                    0.69%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $.                     $186
 Ratio of Total Expenses to Average Net Assets                        .%                  0.12%**
 Ratio of Net Investment Income to Average Net Assets                 .%                  1.90%**
 Turnover Rate                                                        .%                      33%
-------------------------------------------------------------------------------------------------

*    Inception.
**   Annualized.

40


-------------------------------------------------------------------------------------------------
                                                                       VANGUARD GROWTH INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                                 YEAR ENDED            MAY 14* TO
                                                               DEC. 31,1999         DEC. 31, 1998
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $.                   $26.49
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 .                     .167
 Net Realized and Unrealized Gain (Loss) on Investments                .                    5.315
                                                              -----------------------------------
    Total from Investment Operations                                   .                    5.482
                                                              -----------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                  .                    (.187)
 Distributions from Realized Capital Gains                             .                    (.115)
                                                              -----------------------------------
   Total Distributions                                                 .                    (.302)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $.                   $31.67
=================================================================================================
TOTAL RETURN                                                          .%                   20.79%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $.                     $224
 Ratio of Total Expenses to Average Net Assets                        .%                  0.12%**
 Ratio of Net Investment Income to Average Net Assets                 .%                  0.97%**
 Turnover Rate                                                        .%                      29%
-------------------------------------------------------------------------------------------------


*    Inception.
**   Annualized.























"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOKLET]. Please call us to request copies.
--------------------------------------------------------------------------------


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for each Fund unless you notify us otherwise.

Note: Limitations do apply; see page 44.

--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOKLET]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------

VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOKLET]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or ex-change shares to and from most Vanguard funds.

--------------------------------------------------------------------------------

ACCESS VANGUARD(TM) www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password
that  allows  you  to  process  the  following   financial  and   administrative
transactions online:
-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.
-    Add/change   fund   options   (including   dividend   options,    bank
     instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call your assigned Service Associate for assistance.


*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

42

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOKLET]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOKLET]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert Institutional Shares of the Institutional Index Fund into Institutional Plus Shares, or may convert Investor Shares of any U.S. Stock Index Fund (except the 500 Index Fund) into Institutional Shares of the same Fund provided that you meet the minimum initial investment requirements for such Shares.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$10 million

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call your assigned Service Associate to arrange your wire transaction.

Wire to:
FRB ABA 021001088 HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Institutional Index Fund-94
Vanguard Institutional Index Fund Institutional Plus Shares-854

Vanguard Total Stock Market Index Fund Institutional Shares-855 Vanguard Extended Market Index Fund Institutional Shares-856 Vanguard Mid-Cap Index Fund Institutional Shares-864
Vanguard Small-Cap Index Fund Institutional Shares-857
Vanguard Value Index Fund Institutional Shares-867
Vanguard Small-Cap Value Index Fund Institutional Shares-865 Vanguard Growth Index Fund Institutional Shares-868
Vanguard Small-Cap Growth Index Fund Institutional Shares-866 [Account number, or temporary number for a new account]

[Registered account owner(s)]

[Registered address]
--------------------------------------------------------------------------------

BY MAIL TO . . .[ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.


add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.


Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Institutional Index Fund-94
Vanguard Institutional Index Fund Institutional Plus Shares-854
Vanguard Total Stock Market Index Fund Institutional Shares-855
Vanguard Extended Market Index Fund Institutional Shares-856
Vanguard Mid-Cap Index Fund Institutional Shares-864
Vanguard Small-Cap Index Fund Institutional Shares-857
Vanguard Value Index Fund Institutional Shares-867
Vanguard Small-Cap Value Index Fund Institutional Shares-865
Vanguard Growth Index Fund Institutional Shares-868
Vanguard Small-Cap Growth Index Fund Institutional Shares-866

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      100 Vanguard Boulevard
Valley Forge, PA 19482-2900        Malvern, PA 19355
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[ENVELOPE]
open a new account

Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

44


add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)


Vanguard Tele-Account
1-800-662-6273

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------

IMPORTANT  NOTE:  Once  you  have  initiated  a  telephone   transaction  and  a
confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------

A NOTE ON LARGE PURCHASES It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.

--------------------------------------------------------------------------------


REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
     - Vanguard sends the redemption proceeds to you or a designated third party.*
     -    You can sell all or part of your Fund shares at any time.


*May require a signature guarantee; see footnote on page 45.


When Exchanging Shares:
     - The redemption proceeds are used to purchase shares of a different Vanguard fund.
     -    You must meet the receiving fund's minimum investment requirements.
     - Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

     - In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.


In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of two ways: by telephone (sell, but not exchange), or by mail.

     The Vanguard funds whose shares you cannot exchange by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND,and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit telephone exchanges within IRAs and other retirement accounts.

--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
Call Vanguard Tele-Account 24 hours a day--or your assigned Service Associate during business hours--to sell shares.
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
     -    The ten-digit account number.
     -    The name and address exactly as registered on the account.
     - The primary Social Security or employer identification number as registered on the account.

     - The Personal Identification Number, if applicable (for instance, Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

46

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      100 Vanguard Boulevard
Valley Forge, PA 19482-2900        Malvern, PA 19355
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of two ways: check, or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
     -    The Fund name and account number.
     -    The amount of the transaction (in dollars or shares).
     - Signatures of all owners exactly as registered on the account (for mail requests).
     -    Signature guarantees (if required).*
     -    Any supporting legal documentation that may be required.
     -    Any outstanding certificates representing shares to be redeemed.


*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.


TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
     - You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.

     -    Your round trips through the Fund must be at least 30 days apart.
     -    The Fund may refuse a share purchase at any time, for any reason.
     - Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

--------------------------------------------------------------------------------
ALL TRADES ARE FINAL

Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

--------------------------------------------------------------------------------


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      100 Vanguard Boulevard
Valley Forge, PA 19482-2900        Malvern, PA 19355
--------------------------------------------------------------------------------


FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. Whentwo or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Institutional Division at 1-888-809-8102.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------

 48

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOKLET]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for all nine Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------


MANDATORY CONVERSION TO INSTITUTIONAL OR INVESTOR SHARES

Vanguard Institutional Index Fund reserves the right to convert an investor's Institutional Plus Shares into Institutional Shares of the Fund if the
investor's  account  balance  falls  below  $200  million.   In  addition,   the
Institutional Index Fund reserves the right to redeem an investor's Institutional Shares if the investor's account balance falls below $10 million. The Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds each reserve the right to convert an investor's Institutional Shares into Investor Shares of the same Fund if the investor's account balance falls below $10 million. Any such conversion will be preceded by written notice to the investor. No transaction fee will be imposed on share-class conversions.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

DOLLAR-COST AVERAGING
Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.


PRINCIPAL
The amount of money you put into an investment.


SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Institutional Index Fund or
Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORT TO
SHAREHOLDERS
Additional information about the
Funds' investments is available in the
Funds'annual and semiannual
reports to shareholders. In these
reports, you will find a discussion
of the market conditions and
investment strategies that
significantly affected the Funds'
performance during the most recent
fiscal year. (The Institutional Index
Fund's reports are separate from
those of the U.S. Stock Index Funds.)

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds. (The
SAI for the Institutional Index Fund
is separate from that of the U.S.
Stock Index Funds.)

The current annual and semiannual
reports and the SAIs are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE: 1-800-662-2739 (CREW)


TEXT TELEPHONE: 1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by writing the Public
Reference Section, Securities and
Exchange Commission, Washington, DC
20549-6009.


Vanguard Institutional Index Fund's
Investment Company Act
file number: 811-6093

Vanguard U.S. Stock Index Funds'
Investment Company Act
file number: 811-2652


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

I854N-04/21/2000

                                     PART B

                           VANGUARD(R) INDEX TRUST

                                  (THE TRUST)


                      STATEMENT OF ADDITIONAL INFORMATION



                                 APRIL 21, 2000


This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses, as they may be amended from time to time. The Trust's current prospectuses are dated April 21, 2000. To obtain a Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call:



                    VANGUARD INVESTOR INFORMATION DEPARTMENT

                                 1-800-662-7447


                               TABLE OF CONTENTS

DESCRIPTION OF THE TRUST.....................................................B-.
INVESTMENT POLICIES..........................................................B-.
FUNDAMENTAL INVESTMENT LIMITATIONS...........................................B-.
PURCHASE OF SHARES...........................................................B-.
SHARE PRICE..................................................................B-.
REDEMPTION OF SHARES.........................................................B-.
YIELD AND TOTAL RETURN.......................................................B-.
MANAGEMENT OF THE FUNDS .....................................................B-.
PORTFOLIO TRANSACTIONS.......................................................B-.
COMPARATIVE MEASURES.........................................................B-.
FINANCIAL STATEMENTS.........................................................B-.


                            DESCRIPTION OF THE TRUST


ORGANIZATION

The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July, 1998. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers the following funds:

                             Vanguard 500 Index Fund
                     Vanguard Total Stock Market Index Fund
                       Vanguard Extended Market Index Fund
                           Vanguard Mid-Cap Index Fund
                          Vanguard Small-Cap Index Fund
                            Vanguard Value Index Fund
                       Vanguard Small-Cap Value Index Fund
                           Vanguard Growth Index Fund
                      Vanguard Small-Cap Growth Index Fund

                     (EACH, A FUND; COLLECTIVELY, THE FUNDS)


     Each of the Funds offers two classes of shares, Investor Shares and Institutional Shares, except the 500 Index Fund, which offers Investor Shares only. Institutional Shares of a Fund are available only to those investing at least $10 million in the Fund. Each Fund has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue for a particular fund or class of shares.

SERVICE PROVIDERS


     CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and First Union National Bank, PA4943, 530 Walnut
Street, Philadelphia, Pennsylvania 19106, serve as the Funds' custodians. The custodians are responsible for maintaining each Fund's assets and keeping all necessary accounts and records.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent accountants. The accountants audit the each Fund's financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of any of the Funds. Each Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, each Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders of each Fund are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or series; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of the Fund. Shareholders of the Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event a Fund is liquidated, Fund shareholders will be entitled to receive a pro rata share of its net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION  PROVISIONS.  Each Fund's redemption provisions are described in
its  current   prospectus   and  elsewhere  in  this   Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.



                              INVESTMENT POLICIES

REPURCHASE  AGREEMENTS
Each of the Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Board of Trustees will monitor the Funds' repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund.


     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.


LENDING OF SECURITIES
Each Fund may lend its securities on a short-term or long-term basis to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, a Fund can increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules and Regulations or interpretations of the Commission thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the Fund must call the loan and vote the securities.


TEMPORARY INVESTMENTS
The Funds may take temporary defensive measures that are inconsistent with a Fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Funds; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objective.


VANGUARD INTERFUND LENDING PROGRAM
The Commission has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

ILLIQUID  SECURITIES
Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.


FUTURES  CONTRACTS
Each Fund may enter into futures contracts, options, warrants, options on futures contracts, convertible securities and swap agreements for the purpose of simulating full investment and reducing transactions costs. The Funds do not use futures or options for speculative purposes. Each Fund will only use futures and options to simulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of any Fund's portfolio. A Fund will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.

     Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Funds also bear the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Funds is engaged in only for hedging purposes, the Funds' Officers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for each Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. Net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the distributions.

FOREIGN INVESTMENTS

Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     CURRENCY RISK. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge a Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

     COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation of confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.

                       FUNDAMENTAL INVESTMENT LIMITATIONS


     Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the votes cast, so long as shares representing more than 50% of a Fund's net asset value are present or represented by proxy; or (ii) shares representing more than 50% of a Fund's net asset value.

     BORROWING. A Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. A Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. A Fund may not make any additional investments if its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. A Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION.  With respect to 75% of its total assets,  a Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.


     ILLIQUID SECURITIES. A Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Funds Board of Trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.


     INDUSTRY CONCENTRATION. A Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. A Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. A Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS.  A Fund may not lend money to any person except by purchasing  fixed
income  securities  that  are  publicly   distributed,   lending  its  portfolio
securities, or through Vanguard's interfund lending program.

     MARGIN. A Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. A Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS. A Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     PUTS/CALLS. A Fund may not purchase or sell put, call, straddle or spread options.

     REAL ESTATE. A Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

     SENIOR SECURITIES. A Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. A Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     The above-mentioned investment limitations are considered at the time investment securities are purchased.


     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of the Group, the Funds may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Funds" for more information.



                               PURCHASE OF SHARES


The Funds reserves the right in their sole discretion (i) to suspend the offerings of a Fund's shares, (ii) to reject purchase or exchange orders when in the judgment of management such rejection is in the best interest of a Fund,
(iii) impose a transaction fee on a purchase of a Fund's shares if the purchase, in the opinion of Vanguard, would disrupt the efficient management of the Fund, and

(iv) to reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments as well as redemption fees for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.


     EXCHANGE OF SECURITIES FOR SHARES OF A FUND. In certain circumstances, shares of a Fund may be purchased "in kind," i.e., in exchange for securities, rather than for cash. The securities tendered as part of an in-kind purchase must be included in the Index tracked by the Fund and must have a total market value of $1 million or more. In addition, each position must have a market value of $10,000 or more. Such securities also must be liquid securities which are not restricted as to transfer and have a value that is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ. Securities accepted by the Fund will be valued as set forth under "Share Price" in the Fund's prospectus as of the time of the next determination of net asset value after such acceptance. Shares of each Fund are issued at net asset value determined as of the same time. "IN-KIND" PURCHASES OF THE SMALL-CAP INDEX, EXTENDED MARKET INDEX, SMALL-CAP VALUE INDEX, AND SMALL-CAP GROWTH INDEX FUNDS WILL NOT BE SUBJECT TO THEIR NORMAL TRANSACTION FEES, 0.5%, 0.25%, 0.5% AND 0.5%, RESPECTIVELY. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered.

     A Fund will not accept securities in exchange for its shares unless: (1) such securities are, at the time of the exchange, eligible to be held by the Fund; (2) the transaction will not cause the Fund's weightings to become imbalanced with respect to the weightings of the stocks included in the corresponding Index; (3) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (4) such securities are traded in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made; (5) the quoted sales price used as a basis of valuation is representative (e.g., one that does not involve a trade of substantial size that artificially influences the price of the security); and
(6) the value of any such security being exchanged will not exceed 5% of the Fund's net assets immediately prior to the transaction.

     Investors interested in purchasing Fund shares with securities should contact Vanguard.


                                  SHARE PRICE

The share price, or "net asset value" per share for the 500 Index Fund is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The net asset value for each share class of the other Funds are calculated by dividing the net assets attributable to each share class by the total number of shares outstanding for that share class. The net asset value is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Exchange is open for trading.

     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short-term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Foreign securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of a Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     In determining a Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indexes. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Index Funds.


                              REDEMPTION OF SHARES


Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     No charge is made by a Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.


TRADING SHARES THROUGH CHARLES SCHWAB

The Funds have authorized Charles Schwab & Co., Inc. (Schwab) to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf subject to those terms and conditions. Under this arrangement, the Funds' will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with the Funds instructions. Customer orders that are properly transmitted to the Funds by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:


     If you place your order through Schwab and it is received before 3 p.m. Eastern time on any business day, your order will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. If your order is received after 3 p.m. Eastern time, it will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.


                             YIELD AND TOTAL RETURN

     The annualized yield of each Fund for the 30-day period ended December 31, 1999 is set forth below.


                                                  INVESTOR    INSTITUTIONAL
                                                   SHARES        SHARES
                                                   --------------------
500 Index Fund................................        .%          .%
Total Stock Market Index Fund.................        .           .
Extended Market Index Fund....................        .           .
Mid-Cap Index Fund............................        .           .
Small-Cap Index Fund..........................        .           .
Value Index Fund..............................        .           .
Small-Cap Value Index Fund....................        .           .

Growth Index Fund.............................        .           .
Small-Cap Growth Index Fund...................        .           .


     The average annual total return of each Fund for the one-, five-, and ten-year periods ended December 31, 1999 is set forth below.

                              1 YEAR ENDED   5 YEARS ENDED   10 YEARS ENDED
INVESTOR SHARES                 12/31/1999      12/31/1999      12/31/1999
---------------                 ----------      ----------      ----------
500 Index Fund*.............        .%              .%              .%
Total Stock Market Index
Fund*.......................         .              .                .
Extended Market Index Fund**         .              .                .
Small-Cap Index Fund***.....         .              .                .
Value Index Fund*...........         .              .                .
Growth Index Fund*..........         .              .                .


                              1 YEAR ENDED   5 YEARS ENDED   10 YEARS ENDED
INSTITUTIONAL SHARES           12/31/1999      12/31/1999      12/31/1999
--------------------            ----------      ----------      ----------
Total Stock Market Index Fund       .%              .%              --
Extended Market Index Fund..         .              .               --
Small-Cap Index Fund........         .              .               --


* Total return figures are not adjusted to reflect the $10 annual account maintenance fee for accounts under $10,000.
** Total return figures for the Extended Market Index Fund are adjusted to reflect the 0.25% transaction fee but not adjusted for the $10 annual account maintenance fee for accounts under $10,000 for the Investor Shares.
*** Total return figures for the Small-Cap Index Fund are adjusted to reflect the 0.5% transaction fee but not adjusted for the $10 annual account maintenance fee for accounts under $10,000 for the Investor Shares.
+    Annualized.
(1) Since the inception date of the Total Stock Market Index Fund on April 27, 1992.
(2)  Since the inception date of the Value Index Fund on November 2, 1992.
(3)  Since the inception date of the Growth Index Fund on November 2, 1992.
(4) Since the inception date of the Institutional Shares of the Fund on July 7, 1997.

     The Investor Shares and the Institutional Shares of the Mid-Cap Index Fund, Small-Cap Value Index Fund, and Small-Cap Growth Index Fund were not offered prior to April 20, 1998. The Institutional Shares of the Value Index Fund and the Growth Index Fund were not offered prior to April 20, 1998.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)(1/n)-1

  Where:

          T  =average annual total return
          P =a hypothetical initial investment of $1,000 n =number of years
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:
                                 P (1+T)(N)=ATV

  Where:

          P    =a hypothetical initial payment of $1,000
          T    =average annual after-tax total return
          n    =number of years
          ATV =after-tax value at the end of the 1-,5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods.

Instructions:
1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.
2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e. return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.
4.   State the total return quotation to the nearest hundreth of one percent.


CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

  Where:

          C    =cumulative total return
          P    =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[((a-b)/cd+1)6-1]

  Where:

          a    =dividends and interest earned during the period.
          b    =expenses accrued for the period (net of reimbursements).
          c    =the average daily number of shares outstanding during
                the period that were entitled to receive dividends.
          d    =the maximum offering price per share on the last day of
                the period.


                            MANAGEMENT OF THE FUNDS


OFFICERS AND TRUSTEES

The Officers of the Funds manage its day-to-day operations and are responsible to the each Fund's Board of Trustees. The Trustees set broad policies for each Fund and choose their Officers. The following is a list of the Trustees and Officers of the Funds and a statement of their present positions and principal occupations during the past five years. As a group, the Funds Trustees and Officers own less than 1% of the outstanding shares of each Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing address of the Trustees and Officers of each Fund is Post Office Box 876, Valley Forge, PA 19482.




JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.


JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.


BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.


BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/ Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).


JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/ Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.


JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.


RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


*Officers of the Funds are "interested persons" as defined in the 1940 Act.



THE VANGUARD GROUP

Vanguard Index Trust is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other Funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings and equipment. Each Fund pays its share of Vanguard's total expenses which are allocated among the Funds under methods approved by the Board of Trustees of each Fund. In addition, each Fund bears its own direct expenses such as legal, auditing and custodian fees.

     Each Fund's Officers are Officers of Vanguard. No Officer or employee owns, or is permitted to own, any securities of any external adviser for the Funds.


     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 under the 1940 Act. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain Officers and employees of
Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.


     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Funds. The Amended and Restated Funds' Service Agreement provides that each Vanguard Fund may be called upon to invest up to .40% of its current net assets in Vanguard as contributions to Vanguard's capitalization, and that there is no limit on the dollar amount that each Vanguard Fund may contribute to Vanguard's capitalization. The amounts which each of the Funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each Fund's relative net assets and its contribution to Vanguard's capital. At December 31, 1999, each Fund had contributed capital to

Vanguard representing .% of its net assets. The total amount contributed by the Funds was $., which represented .% of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of Vanguard, provides all distribution and marketing activities for the Funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The
Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Fund, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the various Vanguard Funds based upon relative net assets. The remaining one half of those expenses is allocated among the Funds based upon each Fund's sales for the preceding 24 months relative to the total sales of the Funds as a group; provided, however, that no Fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for Vanguard, and that no Fund shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets. With respect to the Funds which have two classes of shares, expenses paid to Vanguard for marketing and distribution activities will be allocated to the class of shares of the Fund on behalf of which the expenses were incurred by making such allocations to each share class as if each such class were a separate Vanguard Fund. With respect to the Funds which have two classes of shares, expenses associated with Vanguard's provision of shareholder account services will be allocated to each share class on the basis of the amount incurred by each share class.

     During the fiscal years ended December 31, 1997, 1998, and 1999, the Funds incurred the following approximate amounts of Vanguard's management (including transfer agency), distribution, and marketing expenses:

FUND                                       1997          1998         1999
----                                       ----          ----         ----
Vanguard Total Stock Market Index Fund   $9,113,000   $15,330,000       $.
Vanguard 500 Index Fund.....            $75,851,000  $108,134,000       $.
Vanguard Extended Market Index Fund      $5,518,000    $6,534,000       $.
Vanguard Mid-Cap Index Fund.                N/A          $174,000*      $.
Vanguard Small-Cap Index Fund........    $4,817,000    $6,369,000       $.
Vanguard Value Index Fund...             $2,723,000    $4,562,000       $.
Vanguard Small-Cap Value Index Fund..       N/A          $102,000*      $.
Vanguard Growth Index Fund...........    $3,147,000    $8,785,000       $.
Vanguard Small-Cap Growth Index Fund.       N/A           $65,000*      $.

* Since Inception, April 20, 1998.


     INVESTMENT ADVISORY SERVICES. The Funds that comprise Vanguard Index Trust receive all investment advisory services from Vanguard's Core Management Group. These services are provided on an at-cost basis from money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Vanguard Funds utilizing these services. During the fiscal years ended December 31, 1997, 1998 and 1999, the Funds incurred expenses for investment advisory services in the following amounts:

FUND                                       1997         1998         1999
----                                       ----         ----         ----
Vanguard Total Stock Market Index Fund    $840,641    $1,104,269       $.
Vanguard 500 Index Fund.....            $2,956,036    $4,181,268       $.
Vanguard Extended Market Index Fund       $830,234      $966,456       $.
Vanguard Mid-Cap Index Fund.                N/A         $109,539       $.
Vanguard Small-Cap Index Fund........   $1,480,436    $1,649,209       $.
Vanguard Value Index Fund...              $179,361      $254,984       $.
Vanguard Small-Cap Value Index Fund..       N/A          $88,369       $.
Vanguard Growth Index Fund...........     $294,025      $827,065       $.
Vanguard Small-Cap Growth Index Fund.       N/A          $62,118       $.

*Since Inception, April 20, 1998.


TRUSTEE COMPENSATION

     The same individuals serve as Trustees of all Vanguard Funds (with two exceptions, which are noted in the table appearing on page B-.), and each Fund pays a proportionate share of the Trustees' compensation. The Funds employ their Officers on a shared basis, as well. However, Officers are compensated by The Vanguard Group, Inc., not the Funds.

INDEPENDENT TRUSTEES. The Funds compensate their independent Trustees--that is, the ones who are not also Officers of the Funds--in three ways:

 .    The  independent  Trustees  receive an annual fee for their  service to the
     Funds, which is subject to reduction based on absences from scheduled Board meetings.
 .    The  independent  Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.
 .    Upon retirement,  the independent  Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

"INTERESTED" TRUSTEE. Mr. Brennan serves as Trustee, but is not paid in this capacity. He is however, paid in his role as officer of The Vanguard Group, Inc.

COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Funds. All information shown is for the fiscal year ended December 31, 1999.

                              VANGUARD INDEX TRUST
                               COMPENSATION TABLE



                                             PENSION OR
                                             RETIREMENT                            TOTAL
                                              BENEFITS                          COMPENSATION
                              AGGREGATE      ACCRUED AS        ESTIMATED         FROM ALL
                             COMPENSATION   PART OF THESE        ANNUAL           VANGUARD
                              FROM THESE       FUNDS'         BENEFITS UPON      FUNDS PAID TO
   NAMES OF TRUSTEES            FUNDS         EXPENSES         RETIREMENT         TRUSTEES (1)
--------------------------------------------------------------------------------------------------
John C. Bogle(2)  .              None            None            None                None
John J. Brennan . . .            None            None            None                None
Barbara Barnes
Hauptfuhrer(3). . .                $.              $.              $.                 $.
JoAnn Heffernan Heisen             $.              $.              $.                 $.
Bruce K. MacLaury . .              $.              $.              $.                 $.
Burton G. Malkiel . .              $.              $.              $.                 $.
Alfred M. Rankin, Jr.              $.              $.              $.                 $.
John C. Sawhill . . .              $.              $.              $.                 $.
James O. Welch, Jr. .              $.              $.              $.                 $.
J. Lawrence Wilson. .              $.              $.              $.                 $.


(1) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 36 Vanguard Funds (35 in the case of Mr. Malkiel; 28 in the case of Mr. MacLaury).

(2)  Mr. Bogle has retired from the Funds Board, effective December 31, 1999.
(3) Mrs. Hauptfuhrer has retired from the Funds Board, effective December 31, 1998.



                             PORTFOLIO TRANSACTIONS

     In placing portfolio transactions on behalf of a Fund, Vanguard's Core Management Group uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration is given to those brokers which supply statistical information and provide other services in addition to execution services to the Fund.


     Since the Funds do not market their shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, a Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider the sale of Fund shares by a broker or dealer in selecting among broker dealers.


     During the fiscal years ended December 31, 1997, 1998 and 1999, the Funds paid brokerage commissions in the following amounts:

FUND                                       1997         1998         1999
----                                       ----         ----         ----
Vanguard Total Stock Market Index Fund    $56,000      $82,000        $.
Vanguard 500 Index Fund.....              $67,000      $80,000        $.
Vanguard Extended Market Index Fund       $53,000      $73,000        $.
Vanguard Mid-Cap Index Fund.                N/A        $20,000*       $.
Vanguard Small-Cap Index Fund........     $67,000     $100,000        $.
Vanguard Value Index Fund...              $22,000      $37,000        $.
Vanguard Small-Cap Value Index Fund..       N/A        $20,000*       $.
Vanguard Growth Index Fund...........     $22,000      $37,000        $.
Vanguard Small-Cap Growth Index Fund.       N/A        $20,000*       $.



                              COMPARATIVE MEASURES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member Funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, including Vanguard Index Trust, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S 500/BARRA GROWTH  INDEX--consists of the stocks in the S&P 500
with  the  highest   price-to-book   ratios,   comprising   50%  of  the  market
capitalization of the S&P 500.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios,comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE  5000  EQUITY   INDEX--consists   of  more  than  7,000  common  equity
securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard & Poor's 500 Index.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

RUSSELL   2000  STOCK   INDEX--is   composed   of   approximately   2,000  small
capitalization stocks.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX--is a market-weighted index that contains approximately 4700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass-through securities.

LEHMAN LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of 10 years or greater.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The index has a market value of over $1.1 trillion.

LEHMAN CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than 10 years.


                              FINANCIAL STATEMENTS


The Funds Financial Statements as of and for the year ended December 31, 1999, appearing in the Vanguard Index Trust 1999 Annual Report to Shareholders and inserts thereto, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds Annual Report to Shareholders, which may be obtained without charge.

                                                               SAI040-04/21/2000

                                     PART C

                              VANGUARD INDEX TRUST
                               OTHER INFORMATION

ITEM 23. EXHIBITS


EXHIBITS   DESCRIPTION
--------   -----------
(a)    Declaration of Trust*
(b)    By-Laws*
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Not applicable
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement*
(h)    Amended and  Restated  Funds'  Service  Agreement*
(i)    Legal  Opinion*
(j)    Consent of Independent Accountants**
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Rule 18f-3 Plan*

 *Filed previously
 **To be filed by amendment


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other Trusts in the Vanguard Group of Investment Companies. See the information concerning The Vanguard Group, Inc. set forth in Parts A and B. For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Registrant's investment advisor is or has been engaged for his own account or in the capacity of officer, employee, partner or trustee, reference is made to Form ADV (File #801-11953) filed by it under the Investment Advisers Act of 1940.

ITEM 27. PRINCIPAL UNDERWRITERS

a.     Not Applicable
b.     Not Applicable
c.     Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


The books, accounts and other documents required by Section 31(a) under the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02105, and First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, PA 19106.



ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 18th day of February, 2000


                                          VANGUARD INDEX TRUST

                                   BY:_____________(signature)________________
                                    (HEIDI STAM) JOHN J. BRENNAN* CHAIRMAN AND
                                              CHIEF EXECUTIVE OFFICER


  Pursuant  to  the   requirements   of  the  Securities   Act  of  1933,   this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURE                     TITLE                              DATE
--------------------------------------------------------------------------------



By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      February 18, 2000
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY      Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL      Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*



By:/S/ ALFRED M. RANKIN, JR.  Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JOHN C. SAWHILL        Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
      John C. Sawhill*


By:/S/ JAMES O. WELCH, JR.    Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*



By:/S/ J. LAWRENCE WILSON     Trustee                         February 18, 2000
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*



By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         February 18, 2000
   ---------------------------
       (Heidi Stam)           Financial Officer and Principal
      Thomas J. Higgins*      Accounting Officer



*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.